Schedule of Investments (Unaudited) June 30, 2021

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — 99.7%‡
CHINA — 99.7%
Communication Services — 4.8%
Focus Media Information Technology, Cl A	464,600	$676,673

Consumer Discretionary — 35.1%
Anhui Xinhua Media, Cl A	26,900	19,652
Anhui Zhongding Sealing Parts, Cl A	33,100	61,888
Changchun Faway Automobile Components, Cl A	24,300	38,326
Chongqing Department Store, Cl A	9,200	39,088
Dashang, Cl A	9,300	29,883
FAWER Automotive Parts, Cl A	31,900	31,451
Fuyao Glass Industry Group, Cl A	63,400	548,053
Great Wall Motor, Cl A	55,100	371,748
Gree Electric Appliances of Zhuhai, Cl A	81,935	660,720
Guangzhou Automobile Group, Cl A	98,400	197,231
Guangzhou Shangpin Home Collection, Cl A	4,460	61,100
Haier Smart Home, Cl A	157,500	631,624
Hisense Home Appliances Group, Cl A	20,400	45,373
Huayu Automotive Systems, Cl A	71,200	289,501
KingClean Electric, Cl A	3,700	35,638
Lao Feng Xiang, Cl A	5,700	46,732
Loncin Motor, Cl A	46,400	26,070
Luolai Lifestyle Technology, Cl A	18,700	38,755
Markor International Home Furnishings, Cl A *	51,500	33,558
Rainbow Digital Commercial, Cl A	21,700	22,033
SAIC Motor, Cl A	158,500	538,976
TCL Technology Group, Cl A	522,500	618,669
Vatti, Cl A	31,500	35,201
Wanxiang Qianchao, Cl A	59,800	49,148
Weifu High-Technology Group, Cl A	22,700	73,186
Wuchan Zhongda Group, Cl A	137,300	167,246
Wuhan Department Store Group, Cl A	20,900	37,848
Xiamen Comfort Science & Technology Group, Cl A	19,800	69,352
Zhejiang Meida Industrial, Cl A	11,700	33,103
Zhejiang Semir Garment, Cl A	36,600	67,695
Zhejiang Wanfeng Auto Wheel, Cl A	69,200	59,980
		4,978,828
Consumer Staples — 8.2%
Anhui Kouzi Distillery, Cl A	16,300	170,774
Anhui Yingjia Distillery, Cl A	10,800	74,052
Inner Mongolia Yili Industrial Group, Cl A	126,400	720,542
Opple Lighting, Cl A	6,800	27,018
Sichuan Swellfun, Cl A	8,800	172,095
		1,164,481

1

Schedule of Investments (Unaudited) June 30, 2021

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — continued
Energy — 0.7%
Yanzhou Coal Mining, Cl A	40,400	$96,047

Financials — 11.5%
China Life Insurance, Cl A	75,300	394,982
Guotai Junan Securities, Cl A	200,200	531,111
Haitong Securities, Cl A	396,797	706,279
		1,632,372
Health Care — 2.4%
China Animal Healthcare *(A)(B)(C)	4,000	—
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	31,800	166,608
Shanghai Pharmaceuticals Holding, Cl A	52,200	170,719
		337,327
Industrials — 22.0%
Anhui Construction Engineering Group, Cl A	54,400	32,669
Camel Group, Cl A	30,400	54,440
China Railway Group, Cl A	460,400	373,402
China State Construction Engineering, Cl A	948,500	682,654
CNHTC Jinan Truck, Cl A	11,400	47,747
Daqin Railway, Cl A	239,100	243,509
Dare Power Dekor Home, Cl A	14,800	27,214
Fujian Longking, Cl A	33,900	44,704
Jiangsu Expressway, Cl A	22,400	33,838
Ningbo Construction, Cl A	30,800	17,543
Ningbo Zhoushan Port, Cl A	107,100	65,478
Shandong Hi-speed, Cl A	28,200	26,843
Shanghai International Port Group, Cl A	157,100	115,986
Shanghai Mechanical and Electrical Industry, Cl A	14,600	36,721
Shanghai Waigaoqiao Free Trade Zone Group, Cl A	16,900	38,661
Sinoma International Engineering, Cl A	47,100	66,850
Sinosteel Engineering & Technology, Cl A	28,400	41,803
Sinotrans, Cl A	71,300	55,730
Tian Di Science & Technology, Cl A	74,900	45,212
Titan Wind Energy Suzhou, Cl A	40,700	54,491
Tongling Jingda Special Magnet Wire, Cl A	60,800	60,039
Weichai Power, Cl A	214,700	593,837
Yutong Bus, Cl A	61,294	118,493
ZBOM Home Collection, Cl A	7,080	35,023
Zhuzhou Kibing Group, Cl A	72,800	209,132
		3,122,019
Information Technology — 0.9%
Accelink Technologies, Cl A	19,000	72,343
Hanergy Thin Film Power Group *(A)(B)(C)	65,064	—
Shenzhen SDG Information, Cl A *	26,200	32,928
Skyworth Digital, Cl A	19,200	25,290
		130,561

2

Schedule of Investments (Unaudited) June 30, 2021

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — 12.7%
Anhui Truchum Advanced Materials & Technology, Cl A	36,200	$48,914
China Jushi, Cl A	108,628	260,774
China Lumena New Materials *(A)(B)(C)	718	—
DeHua TB New Decoration Materials, Cl A	24,600	37,542
Fangda Special Steel Technology, Cl A	48,800	51,210
Hoshine Silicon Industry, Cl A	8,500	101,184
ORG Technology, Cl A	76,400	60,781
Sansteel Minguang Fujian, Cl A	55,400	57,794
Shandong Chenming Paper Holdings, Cl A	55,300	69,672
Shanying International Holding, Cl A	146,200	78,069
Tianhe Chemicals Group *(A)(B)(C)	40,000	—
Wanhua Chemical Group, Cl A	43,800	737,723
Xinfengming Group, Cl A	25,400	79,807
Xinyangfeng Agricultural Technology, Cl A	29,500	71,366
Xinyu Iron & Steel, Cl A	72,000	62,184
Zibo Qixiang Tengda Chemical, Cl A	43,600	83,814
		1,800,834
Real Estate — 0.7%
Financial Street Holdings, Cl A	54,000	56,417
Shenzhen Huaqiang Industry, Cl A	14,200	37,165
		93,582
Utilities — 0.7%
Shenergy, Cl A	111,000	105,488
TOTAL CHINA		14,138,212
TOTAL COMMON STOCK
(Cost $13,992,557)		14,138,212

TOTAL INVESTMENTS — 99.7%
(Cost $13,992,557)		14,138,212
OTHER ASSETS LESS LIABILITIES — 0.3%		40,980
NET ASSETS — 100%		$14,179,192

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2021 was $0 and represents 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of June 30, 2021 was $0 and represents 0.0% of Net Assets.

Cl — Class

3

Schedule of Investments (Unaudited) June 30, 2021

KraneShares CICC China Leaders 100 Index ETF

The following summarizes the market value of the Fund’s investments used as of June 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$676,673	$—	$—	$676,673
Consumer Discretionary	4,978,828	—	—	4,978,828
Consumer Staples	1,164,481	—	—	1,164,481
Energy	96,047	—	—	96,047
Financials	1,632,372	—	—	1,632,372
Health Care	337,327	—	—	337,327
Industrials	3,122,019	—	—	3,122,019
Information Technology	130,561	—	—	130,561
Materials	1,800,834	—	—	1,800,834
Real Estate	93,582	—	—	93,582
Utilities	105,488	—	—	105,488
Total Common Stock	14,138,212	—	—	14,138,212
Total Investments in Securities	$14,138,212	$—	$—	$14,138,212

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-001-1600

4

Schedule of Investments (Unaudited) June 30, 2021

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 98.6%‡
CHINA — 98.2%
Communication Services — 35.3%
Archosaur Games (A)	2,576,000	$4,922,557
Autohome ADR	647,229	41,396,767
Baidu ADR *	999,122	203,720,976
Bilibili ADR *	1,757,370	214,117,961
China Literature * (A)	4,923,000	54,739,797
DouYu International Holdings ADR *	1,612,859	11,031,955
HUYA ADR * (A)	730,295	12,889,707
iQIYI ADR *	3,709,243	57,790,006
JOYY ADR	576,585	38,037,312
Kuaishou Technology, Cl B *	7,066,000	177,244,835
Momo ADR *	1,420,752	21,751,713
NetEase ADR	1,616,723	186,327,326
Tencent Holdings	6,064,575	456,062,350
Tencent Music Entertainment Group ADR *	6,403,507	99,126,288
Weibo ADR *	692,821	36,456,241
XD *	2,554,200	22,529,755
Zhihu ADR * (A)	4,228,210	57,334,528
		1,695,480,074
Consumer Discretionary — 44.6%
17 Education & Technology Group ADR * (A)	1,866,721	6,813,532
Alibaba Group Holding *	800	22,663
Alibaba Group Holding ADR *	1,909,904	433,128,029
Baozun ADR *	593,155	21,021,413
Dada Nexus ADR *	918,538	26,646,787
Gaotu Techedu ADR * (A)	1,458,200	21,537,614
JD Health International * (A)	12,325,100	176,643,076
JD.com ADR *	3,622,226	289,089,857
Koolearn Technology Holding *	4,147,500	5,196,492
Meituan, Cl B *	9,734,100	401,605,187
Pinduoduo ADR *	2,517,160	319,729,663
TAL Education Group ADR *	4,886,397	123,283,796
Tongcheng-Elong Holdings *	11,473,400	28,720,990
Trip.com Group ADR *	4,964,528	176,042,163
Vipshop Holdings ADR *	4,554,065	91,445,625
Youdao ADR * (A)	826,096	19,074,557
		2,140,001,444
Financials — 3.5%
360 DigiTech ADR *	1,151,809	48,191,689
Lufax Holding ADR * (A)	6,932,770	78,340,301
ZhongAn Online P&C Insurance, Cl H * (A)	6,932,900	39,236,008
		165,767,998

5

Schedule of Investments (Unaudited) June 30, 2021

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 3.8%
Alibaba Health Information Technology *	39,158,000	$86,828,970
Ping An Healthcare and Technology * (A)	5,544,400	69,038,609
Yidu Tech * (A)	5,414,300	28,445,494
		184,313,073
Industrials — 0.6%
51job ADR *	339,899	26,433,945

Information Technology — 6.3%
21Vianet Group ADR *	1,354,311	31,081,437
Agora ADR * (A)	877,811	36,832,950
Chindata Group Holdings ADR *	1,463,295	22,081,122
Kingsoft	9,389,000	56,279,474
Kingsoft Cloud Holdings ADR *	996,878	33,824,070
Ming Yuan Cloud Group Holdings	11,226,000	55,726,327
Weimob *	23,536,000	51,885,669
Yeahka * (A)	2,408,000	15,147,189
		302,858,238
Real Estate — 4.1%
KE Holdings ADR *	4,133,247	197,073,217
TOTAL CHINA		4,711,927,989

HONG KONG — 0.4%
Communication Services — 0.4%
Alibaba Pictures Group *	143,954,000	20,019,743
TOTAL HONG KONG		20,019,743
TOTAL COMMON STOCK
(Cost $5,003,444,684)		4,731,947,732

SHORT-TERM INVESTMENT(B)(C) — 3.7%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%	178,147,417	178,147,417
TOTAL SHORT-TERM INVESTMENT
(Cost $178,147,417)		178,147,417

TOTAL INVESTMENTS — 102.3%
(Cost $5,181,592,101)		4,910,095,149
OTHER ASSETS LESS LIABILITIES — (2.3)%		(109,675,527)
NET ASSETS — 100%		$4,800,419,622

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $171,149,340.
(B)	The rate shown is the 7-day effective yield as of June 30, 2021.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2021 was $178,147,417.

ADR — American Depositary Receipt
Cl — Class

6

Schedule of Investments (Unaudited) June 30, 2021

KraneShares CSI China Internet ETF

As of June 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-002-1600

7

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 99.8%‡
CHINA — 99.8%
Communication Services — 1.3%
Beijing Enlight Media, Cl A	381,359	$638,073
China South Publishing & Media Group, Cl A	231,311	315,773
Focus Media Information Technology, Cl A	1,883,532	2,743,298
G-bits Network Technology Xiamen, Cl A	9,308	763,559
Giant Network Group, Cl A	217,187	447,091
Kunlun Tech, Cl A	150,914	382,608
Leo Group, Cl A	869,706	314,991
Mango Excellent Media, Cl A	228,420	2,425,317
NanJi E-Commerce, Cl A	315,993	477,840
Perfect World, Cl A	252,201	933,333
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	274,531	1,020,645
Zhejiang Century Huatong Group, Cl A *	968,765	962,640
		11,425,168
Consumer Discretionary — 7.9%
BYD, Cl A	232,609	9,036,715
Changzhou Xingyu Automotive Lighting Systems, Cl A	35,401	1,236,790
China Tourism Group Duty Free, Cl A	250,503	11,635,613
Chongqing Changan Automobile, Cl A	572,534	2,328,826
Ecovacs Robotics, Cl A	60,355	2,130,644
FAW Jiefang Group, Cl A	403,003	674,910
Fuyao Glass Industry Group, Cl A	256,989	2,221,509
Great Wall Motor, Cl A	285,843	1,928,523
Guangdong Xinbao Electrical Appliances Holdings, Cl A	106,400	432,296
Haier Smart Home, Cl A	809,475	3,246,244
Hang Zhou Great Star Industrial, Cl A *	148,600	783,842
Hangzhou Robam Appliances, Cl A	123,326	887,601
Huayu Automotive Systems, Cl A	404,579	1,645,029
Huizhou Desay Sv Automotive, Cl A	59,600	1,015,465
Jason Furniture Hangzhou, Cl A	82,177	982,942
Joyoung, Cl A	99,687	501,301
Kuang-Chi Technologies, Cl A *	279,990	901,831
Liaoning Cheng Da, Cl A	198,809	640,352
Midea Group, Cl A	451,839	4,991,255
NavInfo, Cl A *	296,579	674,789
Ningbo Joyson Electronic, Cl A	176,175	695,882
Ningbo Tuopu Group, Cl A	143,220	829,725
Offcn Education Technology, Cl A *	293,995	950,580
Oppein Home Group, Cl A	64,305	1,412,932
SAIC Motor, Cl A	999,513	3,398,826
Sailun Group, Cl A	398,835	616,693
Shandong Linglong Tyre, Cl A	176,288	1,193,471
Shanghai Jinjiang International Hotels, Cl A	118,800	1,047,178
Shanghai Yuyuan Tourist Mart Group, Cl A	420,669	754,630
Shenzhen MTC, Cl A *	582,900	547,637

8

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Shenzhen Overseas Chinese Town, Cl A	1,052,482	$1,211,987
Songcheng Performance Development, Cl A	339,881	883,785
Suning.com, Cl A *(A)(B)(C)	1,230,359	1,056,903
Suofeiya Home Collection, Cl A	58,684	219,809
TCL Technology Group, Cl A	1,800,500	2,131,891
Wangfujing Group, Cl A	99,937	446,718
Weifu High-Technology Group, Cl A	107,674	347,144
Wuchan Zhongda Group, Cl A	651,830	793,998
Xiamen Intretech, Cl A	83,858	505,028
Zhejiang Semir Garment, Cl A	289,488	535,437
Zhejiang Supor, Cl A	71,165	702,634
		68,179,365
Consumer Staples — 18.2%
Angel Yeast, Cl A	107,110	901,529
Anhui Gujing Distillery, Cl A	49,250	1,825,669
Anhui Kouzi Distillery, Cl A	77,958	816,762
Beijing Dabeinong Technology Group, Cl A	545,300	573,925
Beijing Shunxin Agriculture, Cl A	96,390	629,287
Beijing Yanjing Brewery, Cl A	362,942	406,711
By-health, Cl A	220,998	1,125,368
C&S Paper, Cl A	170,458	726,857
Chacha Food, Cl A	65,215	435,046
Chongqing Brewery, Cl A *	62,088	1,902,276
Chongqing Fuling Zhacai Group, Cl A *	115,383	672,562
DaShenLin Pharmaceutical Group, Cl A	102,753	812,850
Foshan Haitian Flavouring & Food, Cl A	450,469	8,990,768
Fu Jian Anjoy Foods, Cl A	30,751	1,209,031
Fujian Sunner Development, Cl A	161,933	598,522
Guangdong Haid Group, Cl A	213,229	2,693,065
Heilongjiang Agriculture, Cl A	228,900	530,014
Henan Shuanghui Investment & Development, Cl A	370,497	1,823,569
Inner Mongolia Yili Industrial Group, Cl A	780,475	4,449,088
Jiangsu King’s Luck Brewery JSC, Cl A	160,907	1,348,851
Jiangsu Yanghe Brewery Joint-Stock, Cl A	193,418	6,202,931
Jiangxi Zhengbang Technology, Cl A	402,913	745,229
JiuGui Liquor, Cl A	41,700	1,649,708
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	103,614	673,883
Juewei Food, Cl A	79,100	1,031,960
Kweichow Moutai, Cl A	161,189	51,311,735
Laobaixing Pharmacy Chain JSC, Cl A	52,560	428,560
Luzhou Laojiao, Cl A	187,946	6,863,490
Muyuan Foods, Cl A	675,345	6,357,442
New Hope Liuhe, Cl A *	578,251	1,312,976
Proya Cosmetics, Cl A	25,959	790,359
Qianhe Condiment and Food, Cl A	102,800	418,307
Shanghai Bailian Group, Cl A	208,500	650,267
Shanghai Bairun Investment Holding Group, Cl A	96,234	1,411,892

9

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Shanghai Jahwa United, Cl A	88,100	$820,067
Shanxi Xinghuacun Fen Wine Factory, Cl A	111,826	7,754,096
Sichuan Swellfun, Cl A	63,421	1,240,278
Toly Bread, Cl A	123,836	598,014
Tongwei, Cl A	577,680	3,868,874
Tsingtao Brewery, Cl A	91,024	1,629,341
Wens Foodstuffs Group	817,841	1,819,014
Wuliangye Yibin, Cl A	498,179	22,969,507
Yifeng Pharmacy Chain, Cl A	89,806	779,652
Yihai Kerry Arawana Holdings, Cl A	162,315	2,134,438
Yixintang Pharmaceutical Group, Cl A	76,700	393,066
Yonghui Superstores, Cl A	1,237,054	905,650
Yuan Longping High-tech Agriculture, Cl A *	169,557	420,950
		157,653,436
Energy — 1.8%
China Merchants Energy Shipping, Cl A	1,051,410	751,839
China Petroleum & Chemical, Cl A	4,087,384	2,758,305
China Shenhua Energy, Cl A	846,378	2,557,140
COSCO SHIPPING Energy Transportation, Cl A	446,404	425,617
Guanghui Energy, Cl A *	869,529	448,166
Offshore Oil Engineering, Cl A	569,240	396,478
PetroChina, Cl A	2,770,395	2,268,337
Shaanxi Coal Industry, Cl A	1,283,198	2,353,545
Shanxi Coking Coal Energy Group, Cl A	532,492	684,896
Shanxi Lu’an Environmental Energy Development, Cl A	388,862	710,813
Shanxi Meijin Energy, Cl A *	550,300	643,919
Yantai Jereh Oilfield Services Group, Cl A	124,459	861,081
Yanzhou Coal Mining, Cl A	322,003	765,528
		15,625,664
Financials — 19.4%
Agricultural Bank of China, Cl A	9,558,607	4,482,781
AVIC Industry-Finance Holdings, Cl A	1,159,552	694,563
Bank of Beijing, Cl A	2,713,098	2,045,054
Bank of Chengdu, Cl A	469,600	918,725
Bank of China, Cl A	4,507,600	2,148,852
Bank of Communications, Cl A	5,036,699	3,819,904
Bank of Hangzhou, Cl A	760,980	1,737,303
Bank of Jiangsu, Cl A	1,895,253	2,082,744
Bank of Nanjing, Cl A	1,284,126	2,090,902
Bank of Ningbo, Cl A	770,944	4,650,114
Bank of Shanghai, Cl A	1,823,001	2,313,721
BOC International China, Cl A	241,000	768,040
Caitong Securities, Cl A	466,508	757,434
Changjiang Securities, Cl A	718,872	814,466
China Construction Bank, Cl A	1,231,326	1,267,375

10

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Everbright Bank, Cl A	5,306,484	$3,104,624
China Galaxy Securities, Cl A	558,649	932,112
China Great Wall Securities, Cl A	333,068	573,771
China Life Insurance, Cl A	356,339	1,869,154
China Merchants Bank, Cl A	2,644,401	22,179,759
China Merchants Securities, Cl A	952,447	2,803,894
China Minsheng Banking, Cl A	4,550,540	3,106,075
China Pacific Insurance Group, Cl A	878,340	3,938,415
China Zheshang Bank, Cl A	2,145,200	1,318,162
Chongqing Rural Commercial Bank, Cl A	1,149,600	709,954
CITIC Securities, Cl A	1,366,410	5,274,579
CSC Financial, Cl A	555,700	2,703,306
Dongxing Securities, Cl A	358,910	607,178
East Money Information, Cl A	1,326,319	6,731,312
Everbright Securities, Cl A	501,433	1,388,461
First Capital Securities, Cl A	546,917	604,408
Founder Securities, Cl A	1,056,311	1,530,305
GF Securities, Cl A	759,596	1,779,996
Guangzhou Yuexiu Financial Holdings Group, Cl A	236,296	463,020
Guolian Securities, Cl A	207,600	494,832
Guosen Securities, Cl A	822,516	1,368,558
Guotai Junan Securities, Cl A	964,614	2,559,026
Guoyuan Securities, Cl A	567,263	699,767
Haitong Securities, Cl A	1,238,887	2,205,159
Hithink RoyalFlush Information Network, Cl A	69,800	1,218,422
Huaan Securities, Cl A	614,340	529,632
Huatai Securities, Cl A	944,095	2,308,783
Huaxi Securities, Cl A	338,031	503,841
Huaxia Bank, Cl A	1,645,515	1,576,533
Hubei Biocause Pharmaceutical, Cl A	636,145	356,431
Industrial & Commercial Bank of China, Cl A	8,072,626	6,459,750
Industrial Bank, Cl A	2,665,722	8,478,852
Industrial Securities, Cl A	859,258	1,284,728
Jiangsu Changshu Rural Commercial Bank, Cl A	352,849	338,603
Nanjing Securities, Cl A	479,140	780,168
New China Life Insurance, Cl A	267,666	1,902,001
Northeast Securities, Cl A	301,364	394,147
Orient Securities, Cl A	775,635	1,199,314
Pacific Securities, Cl A *	877,600	460,476
People’s Insurance Group of China, Cl A	769,094	705,902
Ping An Bank, Cl A	2,490,141	8,718,201
Ping An Insurance Group of China, Cl A	1,390,034	13,829,664
Postal Savings Bank of China, Cl A	3,412,500	2,651,470
Qingdao Rural Commercial Bank, Cl A	715,249	473,818
SDIC Capital, Cl A	835,293	1,097,633
Sealand Securities, Cl A	700,947	460,004
Shanghai Pudong Development Bank, Cl A	3,766,487	5,829,708
Shanxi Securities, Cl A	462,195	480,019

11

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Shenwan Hongyuan Group, Cl A	2,891,781	$2,094,699
Sinolink Securities, Cl A	393,200	772,298
SooChow Securities, Cl A	504,393	651,096
Southwest Securities, Cl A	863,800	651,107
Tianfeng Securities, Cl A *	1,126,500	847,379
Western Securities, Cl A	580,933	741,806
Zheshang Securities, Cl A *	504,082	1,020,515
		168,354,805
Health Care — 12.0%
Aier Eye Hospital Group, Cl A	685,853	7,534,898
Apeloa Pharmaceutical, Cl A	153,297	697,575
Asymchem Laboratories Tianjin, Cl A	31,124	1,794,934
Autobio Diagnostics, Cl A	76,182	893,429
Beijing Tiantan Biological Products, Cl A	178,433	945,902
Betta Pharmaceuticals, Cl A	53,700	899,648
BGI Genomics, Cl A	53,820	987,958
CanSino Biologics, Cl A *	12,274	1,477,569
Changchun High & New Technology Industry Group, Cl A	51,862	3,106,495
China National Medicines, Cl A	97,200	497,370
China Resources Sanjiu Medical & Pharmaceutical, Cl A	126,047	521,875
Chongqing Zhifei Biological Products, Cl A	205,313	5,933,909
Daan Gene, Cl A	180,741	594,185
Dong-E-E-Jiao, Cl A	500	2,779
Dong-E-E-Jiao, Cl E	83,709	465,262
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	182,839	957,939
Guangzhou Kingmed Diagnostics Group, Cl A	58,939	1,457,500
Guangzhou Wondfo Biotech, Cl A	57,882	579,550
Hangzhou Tigermed Consulting, Cl A	48,110	1,439,387
Huadong Medicine, Cl A	224,539	1,599,022
Hualan Biological Engineering, Cl A	234,157	1,329,373
Humanwell Healthcare Group, Cl A	212,300	928,937
Intco Medical Technology, Cl A	45,754	883,800
Jafron Biomedical, Cl A	102,547	1,370,711
Jiangsu Hengrui Medicine, Cl A	821,076	8,637,955
Jiangsu Yuyue Medical Equipment & Supply, Cl A	130,236	768,614
Jilin Aodong Pharmaceutical Group, Cl A	149,695	358,897
Joincare Pharmaceutical Group Industry, Cl A	251,734	534,962
Joinn Laboratories China, Cl A	29,600	841,840
Jointown Pharmaceutical Group, Cl A	241,277	573,984
Lepu Medical Technology Beijing, Cl A	231,611	1,151,450
Livzon Pharmaceutical Group, Cl A	80,493	623,178
Maccura Biotechnology, Cl A	71,716	467,203
Meinian Onehealth Healthcare Holdings, Cl A *	508,808	717,435
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	101,180	653,825
Ovctek China, Cl A	109,240	1,750,822
Pharmaron Beijing, Cl A	84,700	2,844,680

12

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Shandong Buchang Pharmaceuticals, Cl A	147,055	$511,894
Shandong Pharmaceutical Glass	76,609	402,559
Shanghai Fosun Pharmaceutical Group, Cl A	258,024	2,880,622
Shanghai Pharmaceuticals Holding, Cl A	249,959	817,483
Shanghai RAAS Blood Products, Cl A	876,245	1,015,822
Shenzhen Hepalink Pharmaceutical Group, Cl A	133,800	329,899
Shenzhen Kangtai Biological Products, Cl A	87,918	2,027,563
Shenzhen Mindray Bio-Medical Electronics, Cl A	156,051	11,594,803
Shenzhen Salubris Pharmaceuticals, Cl A *	138,266	704,080
Shijiazhuang Yiling Pharmaceutical, Cl A	156,469	706,197
Sichuan Kelun Pharmaceutical, Cl A	187,070	577,641
Tonghua Dongbao Pharmaceutical, Cl A	261,806	483,831
Topchoice Medical, Cl A *	41,106	2,614,914
Walvax Biotechnology, Cl A	198,044	1,891,286
Winning Health Technology Group, Cl A	277,363	698,468
WuXi AppTec, Cl A	328,642	7,965,214
Yifan Pharmaceutical, Cl A	159,021	424,575
Yunnan Baiyao Group, Cl A	163,981	2,937,056
Zhangzhou Pientzehuang Pharmaceutical, Cl A	77,450	5,374,035
Zhejiang Huahai Pharmaceutical, Cl A	187,322	605,382
Zhejiang Jiuzhou Pharmaceutical, Cl A	108,092	812,758
Zhejiang NHU, Cl A	330,861	1,468,707
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	68,091	675,762
		104,345,403
Industrials — 13.3%
AECC Aero-Engine Control, Cl A	147,100	474,255
AECC Aviation Power, Cl A	342,045	2,815,941
Air China, Cl A *	851,310	1,025,127
AVIC Electromechanical Systems, Cl A	504,993	787,091
AVICOPTER, Cl A	76,600	625,287
Beijing New Building Materials, Cl A	216,828	1,317,242
Beijing Originwater Technology, Cl A	407,478	461,032
Beijing United Information Technology, Cl A	44,700	691,652
Beijing-Shanghai High Speed Railway, Cl A	5,251,100	4,299,484
China Eastern Airlines, Cl A *	1,456,300	1,145,051
China National Chemical Engineering, Cl A	633,000	858,259
China Railway Group, Cl A	2,613,100	2,119,326
China Southern Airlines, Cl A *	1,311,702	1,222,199
China State Construction Engineering, Cl A	4,000,000	2,878,878
Contemporary Amperex Technology, Cl A	298,933	24,744,324
COSCO SHIPPING Holdings, Cl A *	1,242,064	5,871,153
Dongfang Electric, Cl A	361,786	614,284
Eve Energy, Cl A	242,445	3,899,999
Fangda Carbon New Material, Cl A	494,762	569,743
Gotion High-tech, Cl A *	166,468	1,122,352
Guangdong Kinlong Hardware Products, Cl A	41,718	1,252,990
Hangzhou Oxygen Plant Group, Cl A	125,500	671,900

13

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Hefei Meiya Optoelectronic Technology, Cl A	87,924	$758,823
Hongfa Technology, Cl A	96,872	940,105
Jiangsu Hengli Hydraulic, Cl A	167,510	2,227,642
Jiangsu Zhongtian Technology, Cl A	398,577	616,911
Metallurgical Corp of China, Cl A	2,320,721	1,070,409
Ming Yang Smart Energy Group, Cl A	253,900	636,238
NARI Technology, Cl A	711,701	2,560,024
Power Construction Corp of China, Cl A	1,988,691	1,191,211
Riyue Heavy Industry, Cl A	124,600	522,248
Sany Heavy Industry, Cl A	1,088,629	4,898,186
SF Holding, Cl A	584,659	6,126,348
Shanghai Construction Group, Cl A	1,146,430	489,741
Shanghai Electric Group, Cl A	1,384,644	908,687
Shanghai International Airport, Cl A *	123,659	921,196
Shanghai International Port Group, Cl A	1,205,008	889,649
Shanghai M&G Stationery, Cl A	118,955	1,556,891
Shenzhen Inovance Technology, Cl A	331,011	3,804,589
Sichuan Road & Bridge, Cl A	621,800	603,432
Sinotrans, Cl A	563,922	440,778
Spring Airlines, Cl A *	119,161	1,049,438
Sungrow Power Supply, Cl A	186,978	3,329,855
Sunwoda Electronic, Cl A	204,700	1,031,603
Suzhou Gold Mantis Construction Decoration, Cl A	345,541	423,580
Suzhou Maxwell Technologies, Cl A	13,420	944,469
TBEA, Cl A	482,889	960,419
Topsec Technologies Group, Cl A	151,570	463,800
Weichai Power, Cl A	870,471	2,407,627
Wuxi Shangji Automation, Cl A	35,800	991,574
XCMG Construction Machinery, Cl A	1,018,387	1,004,066
Xiamen C & D, Cl A	368,718	462,264
Xinjiang Goldwind Science & Technology, Cl A	448,600	844,312
Yantai Eddie Precision Machinery, Cl A	108,985	723,154
YTO Express Group, Cl A	410,800	636,465
Yunda Holding, Cl A	376,862	789,206
Yutong Bus, Cl A	285,136	551,219
Zhefu Holding Group, Cl A	691,400	533,999
Zhejiang Chint Electrics, Cl A	275,958	1,425,737
Zhejiang Dingli Machinery, Cl A	62,540	568,110
Zhejiang HangKe Technology, Cl A	52,130	685,831
Zhejiang Sanhua Intelligent Controls, Cl A	460,800	1,710,299
Zhejiang Weixing New Building Materials, Cl A	207,043	662,386
Zhuzhou Kibing Group, Cl A	349,200	1,003,142
Zoomlion Heavy Industry Science and Technology, Cl H	907,760	1,298,235
		115,131,467

14

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 12.9%
360 Security Technology, Cl A *	619,253	$1,170,291
Addsino, Cl A	208,671	609,459
Avary Holding Shenzhen, Cl A	200,300	1,112,356
Beijing BDStar Navigation, Cl A *	65,399	435,969
Beijing E-Hualu Information Technology, Cl A *	83,644	348,385
Beijing Shiji Information Technology, Cl A	128,779	468,606
Beijing Sinnet Technology, Cl A	198,716	442,593
Beijing Yuanliu Hongyuan Electronic Technology, Cl A	29,800	590,018
BOE Technology Group, Cl A	4,345,245	4,196,713
Chaozhou Three-Circle Group, Cl A	233,131	1,530,668
China Greatwall Technology Group, Cl A	380,681	860,249
China National Software & Service, Cl A	64,242	566,071
China Railway Signal & Communication, Cl A	933,897	822,473
China TransInfo Technology, Cl A	203,525	526,071
DHC Software, Cl A	401,119	492,330
Fiberhome Telecommunication Technologies, Cl A	145,738	420,238
Flat Glass Group, Cl A	147,000	899,403
Foxconn Industrial Internet, Cl A	935,019	1,795,984
GCL System Integration Technology, Cl A *	753,940	406,094
Gigadevice Semiconductor Beijing, Cl A	85,262	2,479,662
GoerTek, Cl A	438,349	2,899,779
GRG Banking Equipment, Cl A	310,167	625,533
Guangzhou Haige Communications Group, Cl A	296,765	434,524
Guangzhou Shiyuan Electronic Technology, Cl A	85,779	1,650,166
Hangzhou First Applied Material, Cl A	118,494	1,928,117
Hangzhou Silan Microelectronics, Cl A (A)(B)(C)	168,400	1,468,745
Huagong Tech, Cl A	129,403	471,077
Hundsun Technologies, Cl A	133,969	1,933,586
Iflytek, Cl A	285,520	2,986,518
Ingenic Semiconductor, Cl A	60,980	952,522
JA Solar Technology, Cl A	138,207	1,048,181
JCET Group, Cl A	228,300	1,331,457
Lakala Payment, Cl A	102,985	449,982
Lens Technology, Cl A	638,166	2,904,952
Leyard Optoelectronic, Cl A	327,464	396,352
Lingyi iTech Guangdong, Cl A	905,600	1,288,138
LONGi Green Energy Technology, Cl A	677,579	9,317,059
Luxshare Precision Industry, Cl A	897,877	6,392,710
Maxscend Microelectronics, Cl A	42,776	3,558,681
Montage Technology, Cl A	98,015	946,342
NAURA Technology Group, Cl A	63,617	2,731,232
Ninestar, Cl A	139,900	697,243
OFILM Group, Cl A	346,905	476,797
Raytron Technology, Cl A	57,690	891,399
Sanan Optoelectronics, Cl A	574,731	2,851,038
Sangfor Technologies, Cl A	53,110	2,132,999
SG Micro, Cl A	30,542	1,194,716
Shanghai Baosight Software, Cl A	145,013	1,142,444
Shengyi Technology, Cl A	297,716	1,078,733

15

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Shennan Circuits, Cl A	63,543	$1,092,973
Shenzhen Goodix Technology, Cl A	59,529	1,194,385
Shenzhen Kaifa Technology, Cl A	202,862	600,971
Shenzhen SC New Energy Technology, Cl A	45,127	810,293
Shenzhen Sunlord Electronics, Cl A	105,000	630,080
Shenzhen Sunway Communication, Cl A	124,545	595,270
Suzhou Dongshan Precision Manufacturing, Cl A	222,292	717,021
Thunder Software Technology, Cl A	55,017	1,337,436
Tianjin 712 Communication & Broadcasting, Cl A	99,340	555,062
Tianjin Zhonghuan Semiconductor, Cl A	389,174	2,325,099
Tianma Microelectronics, Cl A	319,478	701,177
Tianshui Huatian Technology, Cl A	356,239	848,575
TongFu Microelectronics, Cl A	172,785	642,911
Unigroup Guoxin Microelectronics, Cl A	77,875	1,858,509
Unisplendour, Cl A	366,994	1,242,844
Universal Scientific Industrial Shanghai, Cl A	189,600	493,306
Will Semiconductor Shanghai, Cl A	111,328	5,548,436
Wingtech Technology, Cl A	159,700	2,395,185
Wuhan Guide Infrared, Cl A	301,190	1,285,717
Wuhu Token Science, Cl A	316,000	403,996
WUS Printed Circuit Kunshan, Cl A	222,050	531,682
Wuxi Lead Intelligent Equipment, Cl A	94,348	878,226
Yealink Network Technology, Cl A	115,821	1,502,248
Yonyou Network Technology, Cl A	419,690	2,160,534
Zhejiang Dahua Technology, Cl A	384,423	1,255,458
Zhejiang Jingsheng Mechanical & Electrical, Cl A	167,091	1,306,035
Zhongji Innolight, Cl A	92,710	552,743
ZTE, Cl A	495,094	2,546,410
		112,367,237
Materials — 9.3%
Aluminum Corp of China, Cl A *	1,678,300	1,376,752
Anhui Conch Cement, Cl A	513,309	3,261,387
Anhui Honglu Steel Construction Group, Cl A	67,484	609,470
Baoshan Iron & Steel, Cl A	2,857,604	3,379,137
BBMG, Cl A	1,073,712	447,044
Chifeng Jilong Gold Mining, Cl A *	214,200	496,971
China Jushi, Cl A	520,392	1,249,259
China Molybdenum, Cl A	2,266,818	1,810,409
China Northern Rare Earth Group High-Tech, Cl A	466,221	1,493,732
Ganfeng Lithium, Cl A	143,165	2,683,215
GEM, Cl A	621,900	900,000
Guangdong Hongda Blasting, Cl A	96,498	414,767
Guangzhou Tinci Materials Technology, Cl A	119,076	1,964,311
Hengli Petrochemical, Cl A	752,702	3,057,013
Hengyi Petrochemical, Cl A	478,507	885,047
Hesteel, Cl A	1,367,259	520,591

16

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Huafon Chemical, Cl A	594,700	$1,307,063
Huaxin Cement, Cl A	177,060	481,507
Hunan Valin Steel, Cl A	796,782	813,943
Inner Mongolia BaoTou Steel Union, Cl A *	5,850,600	1,403,597
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	1,096,945	864,197
Jiangsu Eastern Shenghong, Cl A	413,700	1,338,265
Jiangsu Shagang, Cl A	284,134	479,798
Jiangsu Yangnong Chemical, Cl A	40,299	697,156
Jiangsu Yoke Technology, Cl A	60,200	754,730
Jiangxi Copper, Cl A	269,771	934,471
Kingfa Sci & Tech, Cl A	334,526	1,080,076
Lomon Billions Group, Cl A	287,388	1,538,169
Luxi Chemical Group, Cl A	247,600	717,792
Ningxia Baofeng Energy Group, Cl A	784,200	1,660,440
Pangang Group Vanadium Titanium & Resources, Cl A *	1,105,931	391,989
Rongsheng Petrochemical, Cl A	1,299,313	3,473,093
Shandong Gold Mining, Cl A	463,942	1,380,154
Shandong Hualu Hengsheng Chemical, Cl A	271,399	1,300,107
Shandong Nanshan Aluminum, Cl A	1,553,490	865,608
Shandong Sinocera Functional Material, Cl A	130,500	984,681
Shandong Sun Paper Industry JSC, Cl A	341,138	704,891
Shanghai Putailai New Energy Technology, Cl A	89,072	1,883,225
Shanxi Taigang Stainless Steel, Cl A	740,532	858,491
Shenghe Resources Holding, Cl A	225,900	606,983
Shenzhen Capchem Technology, Cl A	53,378	827,002
Sinoma Science & Technology, Cl A	218,199	883,826
Sinopec Shanghai Petrochemical, Cl A	786,340	457,624
Skshu Paint, Cl A	48,258	1,314,596
Tangshan Jidong Cement, Cl A	173,520	331,686
Tongkun Group, Cl A	297,422	1,108,971
Tongling Nonferrous Metals Group, Cl A	1,355,404	570,622
Transfar Zhilian, Cl A	425,779	508,100
Wanhua Chemical Group, Cl A	402,873	6,785,584
Weihai Guangwei Composites, Cl A	67,377	792,045
Xiamen Tungsten, Cl A	182,680	588,966
Yintai Gold, Cl A	357,543	526,283
Yunnan Aluminium, Cl A *	406,600	748,901
Yunnan Energy New Material, Cl A	113,931	4,128,133
Zhejiang Huayou Cobalt, Cl A	155,659	2,751,381
Zhejiang Juhua, Cl A	351,004	480,258
Zhejiang Longsheng Group, Cl A	422,971	899,513
Zhejiang Satellite Petrochemical, Cl A	220,779	1,339,194
Zhongjin Gold, Cl A	630,079	840,645
Zijin Mining Group, Cl A	2,532,563	3,798,345
		80,751,206

17

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 2.2%
China Fortune Land Development, Cl A *	503,930	$408,707
China Merchants Property Operation & Service, Cl A	136,475	362,899
China Merchants Shekou Industrial Zone Holdings, Cl A	1,016,608	1,722,971
China Vanke, Cl A	1,247,899	4,598,850
Financial Street Holdings, Cl A	384,887	402,113
Gemdale, Cl A	586,807	930,049
Greenland Holdings, Cl A	1,054,508	889,522
Jiangsu Zhongnan Construction Group, Cl A	486,641	445,904
Jinke Properties Group, Cl A	694,866	622,716
Poly Developments and Holdings Group, Cl A	1,535,958	2,862,306
RiseSun Real Estate Development, Cl A	559,850	488,721
Seazen Holdings, Cl A	290,160	1,868,277
Shanghai Lingang Holdings, Cl A	207,622	575,224
Shanghai Zhangjiang High-Tech Park Development, Cl A	201,345	569,363
Yango Group, Cl A	530,542	427,005
Youngor Group, Cl A	601,775	613,804
Zhejiang China Commodities City Group, Cl A	714,400	569,455
Zhongtian Financial Group, Cl A *	901,950	381,114
		18,739,000
Utilities — 1.5%
China Yangtze Power, Cl A	2,399,936	7,666,898
ENN Natural Gas, Cl A	246,600	630,160
Huadian Power International, Cl A	873,985	465,343
Huaneng Power International, Cl A	954,110	623,191
SDIC Power Holdings, Cl A	894,052	1,329,831
Shenergy, Cl A	639,304	607,556
Shenzhen Energy Group, Cl A	515,352	731,448
Sichuan Chuantou Energy, Cl A	476,936	910,193
		12,964,620
TOTAL CHINA		865,537,371
TOTAL COMMON STOCK
(Cost $636,763,931)		865,537,371

TOTAL INVESTMENTS — 99.8%
(Cost $636,763,931)		865,537,371
OTHER ASSETS LESS LIABILITIES — 0.2%		1,917,905
NET ASSETS — 100%		$867,455,276

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2021 was $2,519,721 and represents 0.3% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of June 30, 2021 was $2,519,721 and represents 0.3% of Net Assets.

Cl — Class
JSC — Joint-Stock Company

18

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Bosera MSCI China A Share ETF

The following summarizes the market value of the Fund’s investments used as of June 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$11,425,168	$—	$—	$11,425,168
Consumer Discretionary	67,128,389	—	1,050,976	68,179,365
Consumer Staples	157,653,436	—	—	157,653,436
Energy	15,625,664	—	—	15,625,664
Financials	168,354,805	—	—	168,354,805
Health Care	104,345,403	—	—	104,345,403
Industrials	115,131,467	—	—	115,131,467
Information Technology	110,898,492	—	1,468,745	112,367,237
Materials	80,751,206	—	—	80,751,206
Real Estate	18,739,000	—	—	18,739,000
Utilities	12,964,620	—	—	12,964,620
Total Common Stock	863,017,650	—	2,519,721	865,537,371
Total Investments in Securities	$863,017,650	$—	$2,519,721	$865,537,371

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-003-1500

19

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Bloomberg Barclays China Bond Inclusion Index ETF †

	Face Amount(A)	Value
GLOBAL BONDS — 81.7%
China — 81.7%
Agricultural Development Bank of China
4.180%, 05/04/2022	3,790,000	$594,502
China Development Bank
3.650%, 05/21/2029	3,120,000	487,467
3.300%, 03/03/2026	2,360,000	366,481
3.090%, 06/18/2030	820,000	122,607
China Everbright Bank
3.450%, 03/24/2024	10,000,000	1,556,343
China Government Bond
4.080%, 10/22/2048	1,190,000	197,160
4.050%, 07/24/2047	930,000	152,319
3.390%, 03/16/2050	1,560,000	228,276
3.290%, 05/23/2029	1,600,000	250,722
3.280%, 12/03/2027	1,750,000	274,652
3.220%, 12/06/2025	3,260,000	510,434
2.750%, 08/08/2022	2,240,000	347,548
2.360%, 07/02/2023	2,950,000	453,453
1.990%, 04/09/2025	1,710,000	255,984
China National Petroleum, MTN
3.580%, 10/17/2024	10,000,000	1,557,707
China Southern Power Grid, MTN
4.870%, 04/12/2023	10,000,000	1,590,393
Export-Import Bank of China
3.860%, 05/20/2029	1,030,000	162,761
3.230%, 03/23/2030	1,160,000	175,455
2.930%, 03/02/2025	1,240,000	190,296
2.050%, 04/07/2022	3,040,000	468,811
TOTAL GLOBAL BONDS
(Cost $10,134,745)		9,943,371

TOTAL INVESTMENTS — 81.7%
(Cost $10,134,745)		9,943,371
OTHER ASSETS LESS LIABILITIES — 18.3%		2,232,067
NET ASSETS — 100%		$12,175,438

(A)	In CNY unless otherwise indicated.
†	Effective June 4, 2021, the name of the Fund changed from KraneShares E Fund China Commercial Paper ETF to KraneShares Bloomberg Barclays China Bond Inclusion Index ETF.

MTN — Medium Term Note

20

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Bloomberg Barclays China Bond Inclusion Index ETF †

As of June 30, 2021, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-004-1400

21

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — 99.2%‡
CHINA — 95.2%
Communication Services — 13.4%
Autohome ADR	380	$24,305
Baidu ADR *	1,562	318,492
Focus Media Information Technology, Cl A	24,800	36,120
iQIYI ADR *	2,161	33,668
JOYY ADR	367	24,211
Momo ADR *	821	12,570
NetEase ADR	2,810	323,852
Oriental Pearl Group, Cl A	14,440	18,305
Tencent Holdings	29,958	2,252,873
Tencent Music Entertainment Group ADR *	2,182	33,777
Weibo ADR *	378	19,890
		3,098,063
Consumer Discretionary — 29.5%
Alibaba Group Holding *	80,808	2,289,223
ANTA Sports Products	13,000	306,006
BYD, Cl A	4,000	155,398
BYD, Cl H	6,500	194,351
China Grand Automotive Services Group, Cl A *	5,100	2,273
China Tourism Group Duty Free, Cl A	3,900	181,151
Chongqing Changan Automobile, Cl A	27,400	111,452
Dongfeng Motor Group, Cl H	26,000	23,369
Fuyao Glass Industry Group, Cl A	14,300	123,615
Geely Automobile Holdings	38,000	119,639
Great Wall Motor, Cl H	39,500	127,668
Guangzhou Automobile Group, Cl H	28,000	25,131
Haier Smart Home, Cl A	14,400	57,748
Haier Smart Home, Cl H	19,000	66,303
Huayu Automotive Systems, Cl A	7,900	32,122
Huazhu Group ADR *	887	46,842
JD.com ADR *	6,800	542,708
Meituan, Cl B *	16,900	697,253
NavInfo, Cl A *	11,700	26,620
New Oriental Education & Technology Group ADR *	11,700	95,823
NIO ADR *	12,570	668,724
Pinduoduo ADR *	2,028	257,597
SAIC Motor, Cl A	12,857	43,720
Shenzhen Overseas Chinese Town, Cl A	31,200	35,928
Shenzhou International Group Holdings	6,500	164,135
Suning.com, Cl A *(A)(B)(C)	22,200	19,070
Suofeiya Home Collection, Cl A	5,300	19,852
TAL Education Group ADR *	2,287	57,701
Trip.com Group ADR *	3,394	120,351
Vipshop Holdings ADR *	3,341	67,087
Yum China Holdings	2,094	138,728
		6,817,588

22

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 8.3%
Anhui Gujing Distillery, Cl A	2,400	$88,967
China Mengniu Dairy	17,000	102,777
China Resources Beer Holdings	24,000	215,559
Foshan Haitian Flavouring & Food, Cl A	6,708	133,883
Guangdong Haid Group, Cl A	8,900	112,406
Henan Shuanghui Investment & Development, Cl A	8,900	43,805
Inner Mongolia Yili Industrial Group, Cl A	13,100	74,676
Jiangsu Yanghe Brewery Joint-Stock, Cl A	2,700	86,589
Kweichow Moutai, Cl A	1,400	445,666
Luzhou Laojiao, Cl A	3,900	142,422
Muyuan Foods, Cl A	14,602	137,458
New Hope Liuhe, Cl A *	23,400	53,132
Shanxi Xinghuacun Fen Wine Factory, Cl A	2,400	166,418
Sun Art Retail Group	19,500	14,514
Tingyi Cayman Islands Holding	24,000	47,902
Want Want China Holdings	39,000	27,621
Yonghui Superstores, Cl A	27,300	19,986
		1,913,781
Energy — 1.5%
China Oilfield Services, Cl H	26,000	23,302
China Petroleum & Chemical, Cl A	48,100	32,459
China Petroleum & Chemical, Cl H	160,500	81,223
China Shenhua Energy, Cl H	19,500	38,217
Offshore Oil Engineering, Cl A	32,600	22,706
PetroChina, Cl A	29,800	24,400
PetroChina, Cl H	127,984	62,296
Shaanxi Coal Industry, Cl A	20,800	38,150
Shanxi Lu’an Environmental Energy Development, Cl A	13,000	23,763
		346,516
Financials — 15.5%
Agricultural Bank of China, Cl A	118,400	55,527
Agricultural Bank of China, Cl H	182,397	63,415
AVIC Industry-Finance Holdings, Cl A	39,100	23,421
Bank of Beijing, Cl A	50,700	38,216
Bank of China, Cl A	62,900	29,985
Bank of China, Cl H	417,396	149,956
Bank of Communications, Cl A	78,000	59,156
Bank of Communications, Cl H	53,000	35,625
Bank of Hangzhou, Cl A	24,800	56,618
Bank of Jiangsu, Cl A	40,400	44,397
Bank of Nanjing, Cl A	26,100	42,498
Bank of Ningbo, Cl A	12,800	77,206
Bank of Shanghai, Cl A	33,904	43,030

23

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Changjiang Securities, Cl A	37,800	$42,826
China CITIC Bank, Cl H	53,000	25,115
China Construction Bank, Cl A	22,200	22,850
China Construction Bank, Cl H	558,000	439,022
China Everbright Bank, Cl A	97,500	57,044
China Life Insurance, Cl H	39,483	78,296
China Merchants Bank, Cl A	31,300	262,527
China Merchants Bank, Cl H	25,000	213,274
China Merchants Securities, Cl A	16,900	49,752
China Minsheng Banking, Cl A	57,200	39,043
China Minsheng Banking, Cl H	59,000	28,262
China Pacific Insurance Group, Cl A	9,200	41,252
CITIC Securities, Cl A	20,700	79,906
Everbright Securities, Cl A	18,200	50,395
Founder Securities, Cl A	31,200	45,200
GF Securities, Cl A	9,200	21,559
Guosen Securities, Cl A	20,800	34,608
Guotai Junan Securities, Cl A	14,300	37,936
Haitong Securities, Cl A	22,100	39,337
Huatai Securities, Cl A	11,800	28,857
Huaxia Bank, Cl A	33,900	32,479
Hubei Biocause Pharmaceutical, Cl A	22,200	12,439
Industrial & Commercial Bank of China, Cl A	91,000	72,819
Industrial Bank, Cl A	35,200	111,960
Industrial Securities, Cl A	48,069	71,871
New China Life Insurance, Cl A	3,900	27,713
New China Life Insurance, Cl H	7,900	26,958
Noah Holdings ADR *	807	38,090
Orient Securities, Cl A	24,700	38,192
PICC Property & Casualty, Cl H	49,510	43,352
Ping An Bank, Cl A	36,391	127,408
Ping An Insurance Group of China, Cl A	18,000	179,085
Ping An Insurance Group of China, Cl H	32,500	318,269
Shanghai Pudong Development Bank, Cl A	52,000	80,485
Shenwan Hongyuan Group, Cl A	58,600	42,448
		3,579,679
Health Care — 7.2%
3SBio *	13,000	16,070
Alibaba Health Information Technology *	28,000	62,087
Beijing Tongrentang, Cl A	1,544	9,762
Changchun High & New Technology Industry Group, Cl A	2,400	143,758
China Medical System Holdings	14,000	36,867
China Traditional Chinese Medicine Holdings *	28,000	19,181
CSPC Pharmaceutical Group	61,520	89,042
Dong-E-E-Jiao, Cl E	5,200	28,902
Genscript Biotech *	24,000	104,766

24

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	4,000	$20,957
Huadong Medicine, Cl A	5,080	36,177
Hualan Biological Engineering, Cl A	10,480	59,498
Hutchmed China ADR *	1,772	69,587
Jiangsu Hengrui Medicine, Cl A	11,016	115,892
Meinian Onehealth Healthcare Holdings, Cl A *	12,860	18,133
Shanghai Fosun Pharmaceutical Group, Cl A	6,600	73,684
Shanghai Fosun Pharmaceutical Group, Cl H	6,000	48,443
Shanghai Pharmaceuticals Holding, Cl A	13,000	42,516
Sichuan Kelun Pharmaceutical, Cl A	4,000	12,351
Sinopharm Group, Cl H	10,400	30,935
Tasly Pharmaceutical Group, Cl A	1,500	3,438
Tonghua Dongbao Pharmaceutical, Cl A	9,100	16,817
Wuxi Biologics Cayman *	16,000	293,181
Yunnan Baiyao Group, Cl A	2,600	46,569
Zai Lab ADR *	380	67,256
Zhangzhou Pientzehuang Pharmaceutical, Cl A	2,400	166,529
Zhejiang NHU, Cl A	9,360	41,550
		1,673,948
Industrials — 5.7%
51job ADR *	237	18,431
AECC Aviation Power, Cl A	6,600	54,336
AVIC Electromechanical Systems, Cl A	13,000	20,262
Beijing Capital International Airport, Cl H *	24,000	15,916
China Conch Venture Holdings	13,000	54,740
China Eastern Airlines, Cl A *	44,300	34,832
China Everbright Environment Group	26,323	14,914
China Gezhouba Group, Cl A	18,300	21,215
China Merchants Port Holdings	24,741	36,128
China Railway Group, Cl H	39,000	20,339
China Southern Airlines, Cl A *	17,000	15,840
CITIC	30,780	33,175
COSCO SHIPPING Holdings, Cl A *	49,400	233,510
Daqin Railway, Cl A	30,000	30,553
Fosun International	19,500	28,073
Guangzhou Baiyun International Airport, Cl A	13,000	22,495
Jiangsu Expressway, Cl H	26,000	29,429
Metallurgical Corp of China, Cl A	74,100	34,178
Power Construction Corp of China, Cl A	33,900	20,306
Sany Heavy Industry, Cl A	23,400	105,286
Shanghai International Airport, Cl A *	2,600	19,369
Shanghai International Port Group, Cl A	23,400	17,276
Shenzhen International Holdings	23,290	32,210
Suzhou Gold Mantis Construction Decoration, Cl A	14,400	17,652
Weichai Power, Cl A	29,788	82,390
Xinjiang Goldwind Science & Technology, Cl A	18,249	34,347
Yutong Bus, Cl A	11,744	22,703
Zhejiang Chint Electrics, Cl A	6,500	33,582

25

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zhejiang Sanhua Intelligent Controls, Cl A	18,112	$67,224
Zhuzhou CRRC Times Electric, Cl H *	5,200	30,735
Zoomlion Heavy Industry Science and Technology, Cl A	29,800	42,618
ZTO Express Cayman ADR *	2,458	74,600
		1,318,664
Information Technology — 6.1%
AAC Technologies Holdings	6,500	48,630
Aisino, Cl A	1,600	3,227
BOE Technology Group, Cl A	84,600	81,708
DHC Software, Cl A	17,000	20,866
GDS Holdings ADR *	508	39,873
Hanergy Thin Film Power Group *(A)(B)(C)	4,364	—
Hengtong Optic-electric, Cl A	6,600	11,645
Iflytek, Cl A	5,300	55,438
Kingdee International Software Group *	26,000	88,220
Kingsoft	24,000	143,861
Lenovo Group	52,000	59,795
LONGi Green Energy Technology, Cl A	14,392	197,897
Luxshare Precision Industry, Cl A	20,674	147,195
OFILM Group, Cl A	11,682	16,056
Sanan Optoelectronics, Cl A	14,300	70,937
Sunny Optical Technology Group	5,100	161,159
Tianma Microelectronics, Cl A	13,000	28,532
TravelSky Technology, Cl H	12,000	25,898
Unigroup Guoxin Microelectronics, Cl A	3,700	88,301
Yonyou Network Technology, Cl A	9,225	47,490
Zhejiang Dahua Technology, Cl A	9,100	29,719
ZTE, Cl H	13,000	40,594
		1,407,041
Materials — 3.2%
Anhui Conch Cement, Cl A	6,500	41,299
Anhui Conch Cement, Cl H	10,000	53,053
Baoshan Iron & Steel, Cl A	32,600	38,550
BBMG, Cl A	50,700	21,109
China Molybdenum, Cl H	105,000	62,331
China National Building Material, Cl H	28,000	32,882
China Northern Rare Earth Group High-Tech, Cl A	18,300	58,632
China Resources Cement Holdings	26,000	24,708
Ganfeng Lithium, Cl A	3,900	73,094
Hesteel, Cl A	57,200	21,779
Inner Mongolia BaoTou Steel Union, Cl A *	114,500	27,469
Rongsheng Petrochemical, Cl A	21,150	56,534
Shandong Hualu Hengsheng Chemical, Cl A	10,140	48,575
Sinopec Shanghai Petrochemical, Cl A	58,600	34,103
Tianqi Lithium, Cl A *	1,140	10,943

26

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Zhejiang Huayou Cobalt, Cl A	2,480	$43,836
Zhejiang Longsheng Group, Cl A	19,500	41,470
Zijin Mining Group, Cl A	32,600	48,894
		739,261
Real Estate — 2.8%
China Evergrande Group	13,000	16,941
China Fortune Land Development, Cl A *	2,420	1,963
China Jinmao Holdings Group	52,000	17,409
China Merchants Shekou Industrial Zone Holdings, Cl A	15,600	26,439
China Overseas Land & Investment	31,839	72,322
China Resources Land	24,214	98,061
China Vanke, Cl A	15,543	57,280
China Vanke, Cl H	9,000	28,162
CIFI Holdings Group	53,195	41,510
Gemdale, Cl A	18,200	28,846
Greenland Holdings, Cl A	31,200	26,318
Guangzhou R&F Properties	10,800	12,322
KWG Group Holdings	18,773	25,141
Longfor Group Holdings	13,000	72,819
Poly Developments and Holdings Group, Cl A	22,200	41,370
Seazen Holdings, Cl A	5,200	33,482
Shimao Group Holdings	7,000	17,162
Xinhu Zhongbao, Cl A	54,700	25,738
		643,285
Utilities — 2.0%
Beijing Enterprises Water Group	52,000	19,686
China Gas Holdings	18,600	56,764
China Longyuan Power Group, Cl H	26,000	44,796
China Resources Gas Group	6,000	36,004
China Resources Power Holdings	24,000	32,759
ENN Energy Holdings	3,982	75,785
Guangdong Investment	40,000	57,482
Huadian Power International, Cl A	44,200	23,534
Huaneng Power International, Cl H	89,077	34,870
SDIC Power Holdings, Cl A	23,400	34,806
Sichuan Chuantou Energy, Cl A	23,500	44,848
		461,334
TOTAL CHINA		21,999,160

27

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI All China Index ETF

	Shares	Value
HONG KONG — 4.0%
Communication Services — 0.2%
Alibaba Pictures Group *	260,000	$36,158

Consumer Discretionary — 0.1%
Brilliance China Automotive Holdings (A)(B)(C)	28,000	26,320

Energy — 0.2%
Yanzhou Coal Mining, Cl H	26,000	34,953

Financials — 2.3%
China Cinda Asset Management, Cl H	180,504	34,400
China Galaxy Securities, Cl H	65,500	39,051
China Huarong Asset Management, Cl H *(A)(B)(C)	298,000	37,222
China Pacific Insurance Group, Cl H	18,400	57,931
China Taiping Insurance Holdings	10,600	17,635
CITIC Securities, Cl H	13,000	32,609
Far East Horizon	14,000	14,639
GF Securities, Cl H	26,000	33,681
Huatai Securities, Cl H	15,800	23,194
Industrial & Commercial Bank of China, Cl H	375,441	220,454
People’s Insurance Group of China, Cl H	52,452	17,493
		528,309
Health Care — 0.3%
Sino Biopharmaceutical	63,500	62,307

Information Technology — 0.2%
Kingboard Holdings	7,000	38,850

Materials — 0.2%
Nine Dragons Paper Holdings	40,000	51,302

Real Estate — 0.5%
Country Garden Holdings	63,612	71,264
Sunac China Holdings	13,000	44,612
		115,876
TOTAL HONG KONG		894,075
TOTAL COMMON STOCK
(Cost $22,190,273)		22,893,235

TOTAL INVESTMENTS — 99.2%
(Cost $22,190,273)		22,893,235
OTHER ASSETS LESS LIABILITIES — 0.8%		194,419
NET ASSETS — 100%		$23,087,654

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

28

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI All China Index ETF

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2021 was $82,612 and represents 0.4% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of June 30, 2021 was $82,612 and represents 0.4% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

The following summarizes the market value of the Fund’s investments used as of June 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$3,098,063	$—	$—	$3,098,063
Consumer Discretionary	6,798,518	—	19,070	6,817,588
Consumer Staples	1,913,781	—	—	1,913,781
Energy	346,516	—	—	346,516
Financials	3,579,679	—	—	3,579,679
Health Care	1,673,948	—	—	1,673,948
Industrials	1,318,664	—	—	1,318,664
Information Technology	1,407,041	—	—	1,407,041
Materials	739,261	—	—	739,261
Real Estate	643,285	—	—	643,285
Utilities	461,334	—	—	461,334
Hong Kong
Communication Services	36,158	—	—	36,158
Consumer Discretionary	—	—	26,320	26,320
Energy	34,953	—	—	34,953
Financials	491,087	—	37,222	528,309
Health Care	62,307	—	—	62,307
Information Technology	38,850	—	—	38,850
Materials	51,302	—	—	51,302
Real Estate	115,876	—	—	115,876
Total Common Stock	22,810,623	—	82,612	22,893,235
Total Investments in Securities	$22,810,623	$—	$82,612	$22,893,235

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-011-0700

29

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 98.4%‡
CHINA — 45.0%
Energy — 1.7%
China Petroleum & Chemical, Cl H	332,000	$168,012
Guanghui Energy, Cl A *	30,100	15,514
		183,526
Financials — 4.1%
Bank of Chengdu, Cl A	15,700	30,716
Bank of Guiyang, Cl A	16,227	17,983
Bank of Hangzhou, Cl A	26,700	60,956
Bank of Jiangsu, Cl A	63,455	69,732
Bank of Nanjing, Cl A	43,991	71,629
Bank of Ningbo, Cl A	25,046	151,070
Chongqing Rural Commercial Bank, Cl H	33,425	13,213
Qingdao Rural Commercial Bank, Cl A	24,800	16,429
		431,728
Industrials — 25.3%
Beijing New Building Materials, Cl A	7,408	45,004
Beijing-Shanghai High Speed Railway, Cl A	172,800	141,485
China Communications Services, Cl H	36,000	17,987
China Conch Venture Holdings	24,500	103,163
China Gezhouba Group, Cl A	14,550	16,868
China Lesso Group Holdings	16,000	39,475
China Railway Group, Cl H	56,500	29,466
China Railway Hi-tech Industry, Cl A	7,976	10,000
China State Construction Engineering, Cl A	165,800	119,329
Contemporary Amperex Technology, Cl A	9,800	811,200
Daqin Railway, Cl A	58,432	59,509
Dongfang Electric, Cl A	12,400	21,054
Gotion High-tech, Cl A *	5,800	39,104
Guangdong Kinlong Hardware Products, Cl A	1,300	39,045
Hangzhou Oxygen Plant Group, Cl A	4,100	21,950
Jiangsu Expressway, Cl H	18,000	20,374
Jiangsu Hengli Hydraulic, Cl A	5,800	77,132
Metallurgical Corp of China, Cl A	79,200	36,530
Ming Yang Smart Energy Group, Cl A	8,800	22,052
NARI Technology, Cl A	24,000	86,329
Riyue Heavy Industry, Cl A	4,400	18,442
Sany Heavy Equipment International Holdings	15,000	15,201
Sany Heavy Industry, Cl A	37,200	167,378
Shanghai Construction Group, Cl A	39,700	16,959
Shanghai Electric Group, Cl A	47,600	31,238
Shanghai International Port Group, Cl A	42,010	31,016
Shenzhen Inovance Technology, Cl A	11,250	129,306
Shenzhen International Holdings	18,572	25,685

30

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sichuan Road & Bridge, Cl A	21,300	$20,671
Sinotruk Hong Kong	10,500	22,498
Suzhou Gold Mantis Construction Decoration, Cl A	11,800	14,465
Suzhou Maxwell Technologies, Cl A	400	28,151
TBEA, Cl A	16,875	33,563
Topsec Technologies Group, Cl A	5,100	15,606
Wuxi Shangji Automation, Cl A	1,200	33,237
XCMG Construction Machinery, Cl A	34,648	34,161
Xinjiang Goldwind Science & Technology, Cl H	11,600	18,134
Yangzijiang Shipbuilding Holdings	54,100	56,748
Yantai Eddie Precision Machinery, Cl A	3,780	25,082
Yutong Bus, Cl A	9,597	18,552
Zhefu Holding Group, Cl A	23,900	18,459
Zhejiang Expressway, Cl H	22,000	19,576
Zhejiang Weixing New Building Materials, Cl A	7,200	23,035
Zhuzhou CRRC Times Electric, Cl H *	8,100	47,875
Zhuzhou Kibing Group, Cl A	12,000	34,472
Zoomlion Heavy Industry Science and Technology	19,000	19,891
		2,676,457
Materials — 3.2%
Anhui Conch Cement, Cl H	17,000	90,190
China National Building Material, Cl H	57,000	66,939
China Northern Rare Earth Group High-Tech, Cl A	15,524	49,737
China Resources Cement Holdings	36,000	34,211
Guangdong Hongda Blasting, Cl A	3,400	14,614
Huaxin Cement, Cl A	6,000	16,317
Shenghe Resources Holding, Cl A	7,100	19,077
Tangshan Jidong Cement, Cl A	5,400	10,322
Xiamen Tungsten, Cl A	6,100	19,667
Yintai Gold, Cl A	12,100	17,811
		338,885
Utilities — 10.7%
Beijing Enterprises Holdings	8,000	28,381
China Gas Holdings	44,200	134,891
China Longyuan Power Group, Cl H	49,000	84,423
China Power International Development	59,000	12,915
China Resources Gas Group	13,500	81,009
China Resources Power Holdings	28,635	39,085
China Yangtze Power, Cl A	94,400	301,573
ENN Energy Holdings	11,100	211,256
GD Power Development, Cl A	73,800	27,757
Huadian Power International, Cl A	30,042	15,996
Huaneng Power International, Cl H	53,000	20,747
Kunlun Energy	58,000	53,475
SDIC Power Holdings, Cl A	31,006	46,119

31

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Shenergy, Cl A	21,919	$20,831
Shenzhen Energy Group, Cl A	13,900	19,728
Sichuan Chuantou Energy, Cl A	16,384	31,267
		1,129,453
TOTAL CHINA		4,760,049

HONG KONG — 0.3%
Industrials — 0.3%
Hutchison Port Holdings Trust, Cl U	118,700	26,708
TOTAL HONG KONG		26,708

INDIA — 1.7%
Industrials — 0.4%
AIA Engineering	1,575	45,348

Materials — 1.3%
PI Industries	3,028	118,562
Vinati Organics	941	23,167
		141,729
TOTAL INDIA		187,077

INDONESIA — 1.7%
Energy — 0.4%
Adaro Energy	520,800	43,280

Materials — 1.3%
Barito Pacific	1,013,700	59,773
Indah Kiat Pulp & Paper	99,000	50,866
Pabrik Kertas Tjiwi Kimia	50,700	27,273
		137,912
TOTAL INDONESIA		181,192
ISRAEL — 2.0%
Materials — 2.0%
ICL Group	25,470	172,822
Israel *	137	41,523
TOTAL ISRAEL		214,345

JORDAN — 0.3%
Financials — 0.3%
Arab Bank	4,626	34,646
TOTAL JORDAN		34,646

32

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
KAZAKHSTAN — 0.7%
Energy — 0.7%
NAC Kazatomprom JSC GDR	2,400	$74,655
TOTAL KAZAKHSTAN		74,655

KUWAIT — 5.0%
Financials — 3.8%
Kuwait Finance House KSCP	158,773	399,962

Industrials — 1.2%
Agility Public Warehousing KSC	42,053	128,127
TOTAL KUWAIT		528,089

MALAYSIA — 2.2%
Industrials — 0.7%
Pentamaster	18,100	20,186
Sime Darby	98,900	51,934
		72,120
Materials — 1.5%
Petronas Chemicals Group	82,500	160,171
TOTAL MALAYSIA		232,291

PHILIPPINES — 3.0%
Industrials — 3.0%
Aboitiz Equity Ventures	69,600	60,097
International Container Terminal Services	35,160	117,909
JG Summit Holdings	105,062	133,762
TOTAL PHILIPPINES		311,768

POLAND — 2.2%
Materials — 2.2%
KGHM Polska Miedz	4,807	236,941
TOTAL POLAND		236,941

RUSSIA — 10.4%
Energy — 4.2%
Rosneft Oil	44,830	350,399
Sovcomflot OAO	10,680	13,595
Surgutneftegas *	159,900	80,230
		444,224

33

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — 6.2%
MMC Norilsk Nickel PJSC	1,420	$481,239
Polymetal International	7,924	171,651
		652,890
TOTAL RUSSIA		1,097,114

SINGAPORE — 9.3%
Financials — 6.1%
Oversea-Chinese Banking	72,112	641,079

Industrials — 3.2%
Keppel	32,300	131,439
Singapore Airlines *	30,400	109,686
Singapore Technologies Engineering	35,400	101,918
		343,043
TOTAL SINGAPORE		984,122

SOUTH AFRICA — 7.3%
Financials — 0.2%
Ninety One	5,543	16,596

Materials — 7.1%
Anglo American Platinum	1,767	204,115
Impala Platinum Holdings	27,180	448,262
Kumba Iron Ore	2,211	99,192
		751,569
TOTAL SOUTH AFRICA		768,165

THAILAND — 6.4%
Energy — 4.2%
PTT	361,500	442,710

Industrials — 0.2%
Thoresen Thai Agencies	49,400	26,049

Materials — 2.0%
Indorama Ventures	57,500	73,109
PTT Global Chemical	76,912	141,585
		214,694
TOTAL THAILAND		683,453

TURKEY — 0.3%
Industrials — 0.3%
Turk Hava Yollari AO *	19,771	30,427
TOTAL TURKEY		30,427

34

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI One Belt One Road Index ETF

	Shares/ Number of Rights	Value
COMMON STOCK — continued
UNITED ARAB EMIRATES — 0.6%
Industrials — 0.6%
Air Arabia PJSC *	83,020	$30,061
Aramex PJSC	26,490	28,126
TOTAL UNITED ARAB EMIRATES		58,187
TOTAL COMMON STOCK
(Cost $8,806,383)		10,409,229

PREFERRED STOCK — 0.9%
RUSSIA — 0.9%
Energy — 0.9%
Surgutneftegas PJSC (A)	158,200	100,318
TOTAL PREFERRED STOCK
(Cost $87,712)		100,318

RIGHTS — 0.0%
SINGAPORE — 0.0%
Industrials — 0.0%
Singapore Airlines, Expires 06/23/2021*	58,938	44
TOTAL RIGHTS
(Cost $ —)		44

TOTAL INVESTMENTS — 99.3%
(Cost $8,894,095)		10,509,591
OTHER ASSETS LESS LIABILITIES — 0.7%		70,793
NET ASSETS — 100%		$10,580,384

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Currently, no stated interest rate.

CL — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

PJSC — Public Joint-Stock Company

35

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI One Belt One Road Index ETF

As of June 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-006-0800

36

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
ARGENTINA — 4.0%
Consumer Discretionary — 4.0%
MercadoLibre *	2,722	$4,240,304
TOTAL ARGENTINA		4,240,304

BRAZIL — 11.6%
Consumer Discretionary — 2.4%
B2W Cia Digital *	196,970	2,600,961

Financials — 2.6%
XP, Cl A *	62,495	2,721,657

Information Technology — 6.6%
Cielo	936,080	679,042
Pagseguro Digital, Cl A *	50,243	2,809,589
StoneCo, Cl A *	41,298	2,769,444
TOTVS	109,500	821,602
		7,079,677
TOTAL BRAZIL		12,402,295

CHINA — 38.7%
Communication Services — 13.2%
Baidu, Cl A *	152,964	3,927,583
Bilibili, Cl Z *	24,596	3,027,843
NetEase	161,000	3,646,723
Tencent Holdings	46,875	3,525,048
		14,127,197
Consumer Discretionary — 23.2%
Alibaba Group Holding *	134,100	3,798,940
JD.com, Cl A *	97,900	3,850,018
Meituan, Cl B *	94,900	3,915,342
New Oriental Education & Technology Group *	305,200	2,515,217
Pinduoduo ADR *	28,617	3,634,932
TAL Education Group ADR *	92,549	2,335,011
Trip.com Group *	66,800	2,374,087
Vipshop Holdings ADR *	115,840	2,326,067
		24,749,614
Health Care — 2.3%
Alibaba Health Information Technology *	1,086,000	2,408,097
TOTAL CHINA		41,284,908

EGYPT — 0.7%
Information Technology — 0.7%
Fawry for Banking & Payment Technology Services SAE *	639,157	774,156
TOTAL EGYPT		774,156

37

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 2.4%
Consumer Discretionary — 2.4%
Delivery Hero *	18,999	$2,509,948
TOTAL GERMANY		2,509,948

GREECE — 0.7%
Consumer Discretionary — 0.7%
OPAP	46,802	705,438
TOTAL GREECE		705,438

INDIA — 4.0%
Communication Services — 2.5%
Info Edge India	40,661	2,689,080

Consumer Discretionary — 0.8%
MakeMyTrip *	27,374	822,589

Industrials — 0.7%
IndiaMart InterMesh	7,848	738,253
TOTAL INDIA		4,249,922

JAPAN — 2.4%
Communication Services — 2.4%
Nexon	113,900	2,540,917
TOTAL JAPAN		2,540,917

MALAYSIA — 0.7%
Information Technology — 0.7%
My EG Services	1,646,400	705,912
TOTAL MALAYSIA		705,912

RUSSIA — 5.7%
Communication Services — 4.9%
Mail.Ru Group GDR *	113,066	2,562,075
Yandex, Cl A *	38,397	2,716,588
		5,278,663
Industrials — 0.8%
HeadHunter Group ADR	21,256	900,617
TOTAL RUSSIA		6,179,280

SOUTH AFRICA — 3.3%
Consumer Discretionary — 3.3%
Naspers, Cl N	16,552	3,475,517
TOTAL SOUTH AFRICA		3,475,517

38

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 17.3%
Communication Services — 15.2%
AfreecaTV	8,661	$915,206
Com2uSCorp	6,656	731,117
Kakao	22,434	3,247,118
NAVER	7,953	2,948,433
NCSoft	3,442	2,506,273
Netmarble	20,814	2,476,647
NHN *	11,500	851,663
Pearl Abyss *	14,780	993,514
Studio Dragon *	9,154	778,718
Webzen * (A)	27,373	752,292
		16,200,981
Consumer Discretionary — 0.6%
Lotte Tour Development *	38,517	689,178

Information Technology — 1.5%
Douzone Bizon	10,881	801,956
NHN KCP *	16,486	850,541
		1,652,497
TOTAL SOUTH KOREA		18,542,656

TAIWAN — 7.7%
Communication Services — 4.2%
International Games System	24,000	723,553
Sea ADR *	13,762	3,779,046
		4,502,599
Consumer Discretionary — 3.5%
momo.com	55,000	3,720,951
TOTAL TAIWAN		8,223,550

UNITED ARAB EMIRATES — 0.7%
Information Technology — 0.7%
Network International Holdings *	143,625	725,585
TOTAL UNITED ARAB EMIRATES		725,585
TOTAL COMMON STOCK
(Cost $100,172,742)		106,560,388

39

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.7%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%	724,205	$724,205
TOTAL SHORT-TERM INVESTMENT
(Cost $724,205)		724,205
TOTAL INVESTMENTS — 100.6%
(Cost $100,896,947)		107,284,593
OTHER ASSETS LESS LIABILITIES — (0.6)%		(632,671)
NET ASSETS — 100%		$106,651,922

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $689,618.
(B)	The rate shown is the 7-day effective yield as of June 30, 2021.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2021 was $724,205.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

As of June 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-007-0800

40

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI China Clean Technology Index ETF

	Shares	Value
COMMON STOCK — 99.5%‡
CHINA — 97.3%
Consumer Discretionary — 43.1%
BYD, Cl A	81,700	$3,173,994
BYD, Cl H	569,000	17,013,180
Li Auto ADR *	473,485	16,543,566
NIO ADR *	378,165	20,118,378
Niu Technologies ADR *	55,128	1,799,929
Tianneng Power International	1,261,885	2,206,635
XPeng ADR *	328,475	14,590,860
Yadea Group Holdings	2,210,694	4,753,966
		80,200,508
Industrials — 21.4%
Beijing-Shanghai High Speed Railway, Cl A	4,693,200	3,842,688
China Conch Venture Holdings	1,367,500	5,758,191
China Everbright Environment Group	7,023,216	3,979,236
Contemporary Amperex Technology, Cl A	144,650	11,973,474
CT Environmental Group *(A)(B)(C)	329,000	1,059
Dynagreen Environmental Protection Group, Cl H	808,000	371,442
Gotion High-tech, Cl A *	151,600	1,022,110
Riyue Heavy Industry, Cl A	117,400	492,070
Sungrow Power Supply, Cl A	173,600	3,091,608
Xinjiang Goldwind Science & Technology, Cl A	405,935	764,012
Xinjiang Goldwind Science & Technology, Cl H	1,501,604	2,347,389
Zhuzhou CRRC Times Electric, Cl H *	1,036,900	6,128,590
		39,771,869
Information Technology — 18.5%
China Railway Signal & Communication, Cl A	843,775	743,103
GCL System Integration Technology, Cl A *	710,400	382,642
GCL-Poly Energy Holdings *(A)(B)(C)	18,411,000	4,338,499
JA Solar Technology, Cl A	126,000	955,602
JinkoSolar Holding ADR *	65,210	3,653,064
Kingsoft Cloud Holdings ADR *	101,912	3,457,874
LONGi Green Energy Technology, Cl A	595,173	8,183,934
Sanan Optoelectronics, Cl A	520,530	2,582,166
Wuxi Lead Intelligent Equipment, Cl A	84,320	784,882
Xinyi Solar Holdings	4,339,588	9,365,555
		34,447,321
Real Estate — 6.8%
China Evergrande Group	3,718,000	4,845,079
Shimao Group Holdings	2,363,000	5,793,509
SOHO China *	3,952,500	2,122,359
		12,760,947

41

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI China Clean Technology Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 7.5%
Beijing Enterprises Water Group	8,748,500	$3,312,012
China Datang Renewable Power, Cl H	4,293,000	1,232,755
China Everbright Greentech	1,215,000	463,105
China Everbright Water	1,727,357	327,686
China Longyuan Power Group, Cl H	4,979,800	8,579,837
		13,915,395
TOTAL CHINA		181,096,040

HONG KONG — 2.2%
Industrials — 0.3%
China High Speed Transmission Equipment Group *	806,000	511,674

Real Estate — 0.9%
Yuexiu Real Estate Investment Trust †	3,170,000	1,632,790

Utilities — 1.0%
Beijing Energy International Holding *	13,150,000	482,594
Canvest Environmental Protection Group	963,000	560,500
Concord New Energy Group	10,720,000	814,437
		1,857,531
TOTAL HONG KONG		4,001,995
TOTAL COMMON STOCK
(Cost $157,447,058)		185,098,035

TOTAL INVESTMENTS — 99.5%
(Cost $157,447,058)		185,098,035
OTHER ASSETS LESS LIABILITIES — 0.5%		938,241
NET ASSETS — 100%		$186,036,276

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2021 was $4,339,558 and represents 2.3% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of June 30, 2021 was $4,339,558 and represents 2.3% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

42

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI China Clean Technology Index ETF

The following summarizes the market value of the Fund’s investments used as of June 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China
Consumer Discretionary	$80,200,508	$—	$—	$80,200,508
Industrials	39,770,810	—	1,059	39,771,869
Information Technology	30,108,822	—	4,338,499	34,447,321
Real Estate	12,760,947	—	—	12,760,947
Utilities	13,915,395	—	—	13,915,395
Hong Kong	4,001,995	—	—	4,001,995
Total Common Stock	180,758,477	—	4,339,558	185,098,035
Total Investments in Securities	$180,758,477	$—	$4,339,558	$185,098,035

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of March 31, 2021	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales
Transfer into Level 3	4,339,558
Transfer out of Level 3	—
Ending balance as of June 30, 2021	$4,339,558

For the period ended June 30, 2021, the transfers in and out of Level 3 occurred due to a halt in trading of these securities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-008-0800

43

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 100.4%‡
AUSTRALIA — 2.6%
Materials — 2.6%
Lynas Rare Earths *	367,243	$1,574,292
Mineral Resources	67,603	2,726,959
Orocobre *	121,866	591,947
Pilbara Minerals *	883,403	961,662
TOTAL AUSTRALIA		5,854,860

BELGIUM — 2.1%
Materials — 2.1%
Umicore	76,294	4,659,576
TOTAL BELGIUM		4,659,576

CANADA — 2.5%
Industrials — 2.5%
Ballard Power Systems *	56,105	1,018,526
Magna International	48,618	4,506,087
TOTAL CANADA		5,524,613

CHINA — 42.3%
Consumer Discretionary — 20.1%
BAIC Motor, Cl H	726,500	270,361
BYD, Cl A	187,400	7,280,373
Dongfeng Motor Group, Cl H	1,178,000	1,058,794
Geely Automobile Holdings	1,974,000	6,214,941
Guangzhou Automobile Group, Cl H	1,158,000	1,039,327
Li Auto ADR *	195,334	6,824,970
NIO ADR *	278,160	14,798,112
Niu Technologies ADR *	13,913	454,260
Shenzhen Kedali Industry, Cl A	38,600	522,167
Tianneng Power International (A)	289,868	506,887
XPeng ADR *	102,909	4,571,218
Yadea Group Holdings	434,000	933,291
		44,474,701
Industrials — 10.4%
China Baoan Group, Cl A	676,500	1,913,008
Contemporary Amperex Technology, Cl A	160,447	13,281,078
Eve Energy, Cl A	293,870	4,727,228
Gotion High-tech, Cl A *	337,289	2,274,052
Qingdao TGOOD Electric, Cl A	190,900	889,666
		23,085,032

44

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 1.3%
Wuxi Lead Intelligent Equipment, Cl A	312,476	$2,908,643

Materials — 10.5%
Beijing Easpring Material Technology, Cl A	125,900	1,094,952
Ganfeng Lithium, Cl A	271,427	5,087,116
GEM, Cl A	1,330,900	1,926,049
Guangzhou Tinci Materials Technology, Cl A	188,747	3,113,624
Jinduicheng Molybdenum, Cl A	259,101	259,869
Shanghai Putailai New Energy Technology, Cl A	82,220	1,738,355
Xiamen Tungsten, Cl A	239,685	772,753
Yunnan Energy New Material, Cl A	114,900	4,163,243
Zhejiang Huayou Cobalt, Cl A	287,004	5,072,995
		23,228,956
TOTAL CHINA		93,697,332

GERMANY — 8.4%
Consumer Discretionary — 3.9%
Bayerische Motoren Werke	45,520	4,821,156
Volkswagen	11,823	3,880,990
		8,702,146
Information Technology — 4.5%
Infineon Technologies	246,914	9,903,031
TOTAL GERMANY		18,605,177

HONG KONG — 0.9%
Consumer Discretionary — 0.9%
Brilliance China Automotive Holdings (B)(C)(D)	2,170,000	2,039,828
TOTAL HONG KONG		2,039,828

JAPAN — 6.6%
Consumer Discretionary — 2.2%
Panasonic	424,700	4,918,928

Industrials — 4.4%
Nidec	83,100	9,639,720
TOTAL JAPAN		14,558,648

NETHERLANDS — 4.4%
Information Technology — 4.4%
NXP Semiconductors	47,748	9,822,718
TOTAL NETHERLANDS		9,822,718

45

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 4.9%
Industrials — 0.3%
Ecopro	4,037	$760,332

Information Technology — 2.6%
L&F	7,028	572,275
Samsung SDI	8,275	5,128,935
		5,701,210
Materials — 2.0%
LG Chem	5,944	4,486,436
TOTAL SOUTH KOREA		10,947,978

SWEDEN — 0.2%
Industrials — 0.2%
PowerCell Sweden * (A)	16,746	442,336
TOTAL SWEDEN		442,336

UNITED KINGDOM — 0.5%
Industrials — 0.5%
ITM Power *	187,860	1,181,846
TOTAL UNITED KINGDOM		1,181,846

UNITED STATES — 25.0%
Consumer Discretionary — 10.3%
Aptiv *	67,980	10,695,293
Gentherm *	13,528	961,164
Tesla *	16,518	11,227,285
		22,883,742
Industrials — 4.7%
Ballard Power Systems *	41,454	751,146
ChargePoint Holdings *	61,270	2,128,520
Nikola *	91,065	1,644,634
Plug Power *	169,446	5,793,359
		10,317,659
Information Technology — 7.2%
Analog Devices	60,787	10,465,090
SolarEdge Technologies *	19,933	5,508,883
		15,973,973

46

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.8%
Albemarle	29,648	$4,994,502
Livent *	60,018	1,161,949
		6,156,451
TOTAL UNITED STATES		55,331,825
TOTAL COMMON STOCK
(Cost $206,228,010)		222,666,737

SHORT-TERM INVESTMENT(E)(F) — 0.3%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%	703,014	703,014
TOTAL SHORT-TERM INVESTMENT
(Cost $703,014)		703,014

TOTAL INVESTMENTS — 100.7%
(Cost $206,931,024)		223,369,751
OTHER ASSETS LESS LIABILITIES — (0.7)%		(1,548,336)
NET ASSETS — 100%		$221,821,415

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $668,778.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2021 was $2,039,828 and represents 0.9% of Net Assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security considered illiquid. The total value of such securities as of June 30, 2021 was $2,039,828 and represents 0.9% of Net Assets.
(E)	The rate shown is the 7-day effective yield as of June 30, 2021.
(F)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2021 was $703,014.

ADR — American Depositary Receipt
Cl — Class

47

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Electric Vehicles and Future Mobility Index ETF

The following summarizes the market value of the Fund’s investments used as of June 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Australia	$5,854,860	$—	$—	$5,854,860
Belgium	4,659,576	—	—	4,659,576
Canada	5,524,613	—	—	5,524,613
China	93,697,332	—	—	93,697,332
Germany	18,605,177	—	—	18,605,177
Hong Kong
Consumer Discretionary	—	—	2,039,828	2,039,828
Japan	14,558,648	—	—	14,558,648
Netherlands	9,822,718	—	—	9,822,718
South Korea	10,947,978	—	—	10,947,978
Sweden	442,336	—	—	442,336
United Kingdom	1,181,846	—	—	1,181,846
United States	55,331,825	—	—	55,331,825
Total Common Stock	220,626,909	—	2,039,828	222,666,737
Short-Term Investment	703,014	—	—	703,014
Total Investments in Securities	$221,329,923	$—	$2,039,828	$223,369,751

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-009-0700

48

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 97.7%
Health Care — 97.7%
3SBio *	737,500	$911,684
Aier Eye Hospital Group, Cl A	979,256	10,758,268
Akeso *	170,000	1,371,453
Alibaba Health Information Technology *	2,420,000	5,366,109
Apeloa Pharmaceutical, Cl A	218,392	993,789
Asymchem Laboratories Tianjin, Cl A	43,603	2,514,604
Autobio Diagnostics, Cl A	106,730	1,251,682
BeiGene ADR *	27,726	9,515,286
Beijing Tiantan Biological Products, Cl A	250,818	1,329,626
Beijing Tongrentang, Cl A	181,590	1,148,138
Betta Pharmaceuticals, Cl A	77,263	1,294,404
BGI Genomics, Cl A	77,227	1,417,634
Burning Rock Biotech ADR * (A)	26,230	772,736
CanSino Biologics, Cl A *	17,274	2,079,479
CanSino Biologics, Cl H * (A)	48,600	2,582,120
Changchun High & New Technology Industry Group, Cl A	72,808	4,361,144
China Medical System Holdings	835,000	2,198,826
China National Medicines, Cl A	133,255	681,862
China Resources Pharmaceutical Group	947,500	590,521
China Resources Sanjiu Medical & Pharmaceutical, Cl A	179,090	741,491
China Traditional Chinese Medicine Holdings *	1,658,000	1,135,814
Chongqing Zhifei Biological Products, Cl A	301,049	8,700,849
CSPC Pharmaceutical Group	5,304,889	7,678,097
Daan Gene, Cl A	248,647	817,425
Dong-E-E-Jiao, Cl A	3,600	20,009
Dong-E-E-Jiao, Cl E	116,640	648,296
Genscript Biotech *	674,000	2,942,189
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	255,640	1,339,362
Guangzhou Kingmed Diagnostics Group, Cl A	82,999	2,052,478
Guangzhou Wondfo Biotech, Cl A	81,217	813,195
Hangzhou Tigermed Consulting, Cl A	67,950	2,032,973
Hangzhou Tigermed Consulting, Cl H	74,600	1,748,321
Hansoh Pharmaceutical Group	708,000	3,099,725
Huadong Medicine, Cl A	307,841	2,192,244
Hualan Biological Engineering, Cl A	313,947	1,782,362
Humanwell Healthcare Group, Cl A	296,300	1,296,486
Hutchmed China ADR *	43,800	1,720,026
I-Mab ADR *	19,461	1,633,751
Imeik Technology Development, Cl A	31,300	3,821,779
Innovent Biologics *	692,500	8,074,567
Intco Medical Technology, Cl A	62,729	1,211,695
Jafron Biomedical, Cl A	146,790	1,962,092
Jiangsu Hengrui Medicine, Cl A	1,133,729	11,927,152
Jiangsu Yuyue Medical Equipment & Supply, Cl A	175,310	1,034,627

49

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Jilin Aodong Pharmaceutical Group, Cl A	206,234	$494,450
Jinxin Fertility Group *	764,000	1,928,237
Jinyu Bio-Technology, Cl A	190,377	514,186
Joincare Pharmaceutical Group Industry, Cl A	347,345	738,145
Joinn Laboratories China, Cl A	41,900	1,191,658
Jointown Pharmaceutical Group, Cl A	332,206	790,300
Lepu Medical Technology Beijing, Cl A	319,800	1,589,880
Livzon Pharmaceutical Group, Cl A	113,259	876,853
Maccura Biotechnology, Cl A	102,400	667,097
Meinian Onehealth Healthcare Holdings, Cl A *	718,283	1,012,802
Microport Scientific	378,000	3,390,189
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	141,517	914,483
Ovctek China, Cl A	153,693	2,463,284
Pharmaron Beijing, Cl A	116,600	3,916,053
Pharmaron Beijing, Cl H	78,100	2,081,768
Ping An Healthcare and Technology * (A)	265,000	3,299,768
Shandong Buchang Pharmaceuticals, Cl A	208,983	727,463
Shandong Pharmaceutical Glass, Cl A	109,200	573,816
Shandong Weigao Group Medical Polymer, Cl H	1,460,000	3,406,607
Shanghai Fosun Pharmaceutical Group, Cl A	354,829	3,961,370
Shanghai Fosun Pharmaceutical Group, Cl H (A)	292,500	2,361,590
Shanghai Pharmaceuticals Holding, Cl A	349,494	1,143,009
Shanghai Pharmaceuticals Holding, Cl H	469,300	1,024,914
Shanghai RAAS Blood Products, Cl A	1,206,034	1,398,143
Shenzhen Hepalink Pharmaceutical Group, Cl A	185,128	456,455
Shenzhen Kangtai Biological Products, Cl A	120,998	2,790,454
Shenzhen Mindray Bio-Medical Electronics, Cl A	216,399	16,078,742
Shenzhen Salubris Pharmaceuticals, Cl A *	192,365	979,563
Shijiazhuang Yiling Pharmaceutical, Cl A	220,293	994,257
Sichuan Kelun Pharmaceutical, Cl A	255,415	788,678
Sinopharm Group, Cl H	768,000	2,284,463
SSY Group	800,000	714,925
Tasly Pharmaceutical Group, Cl A	125,892	288,578
Tonghua Dongbao Pharmaceutical, Cl A	358,191	661,957
Topchoice Medical, Cl A *	57,741	3,673,131
Venus MedTech Hangzhou, Cl H *	128,500	1,071,406
Walvax Biotechnology, Cl A	277,600	2,651,032
Winning Health Technology Group, Cl A	371,200	934,772
WuXi AppTec, Cl A	459,520	11,137,271
WuXi AppTec, Cl H	203,084	4,741,159
Wuxi Biologics Cayman *	1,313,135	24,061,643
Xiamen Kingdomway Group, Cl A	110,155	762,118
Xian International Medical Investment, Cl A *	402,000	1,170,375
Yifan Pharmaceutical, Cl A	224,888	600,435
Yunnan Baiyao Group, Cl A	219,345	3,928,679
Zai Lab ADR *	45,702	8,088,797

50

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zhangzhou Pientzehuang Pharmaceutical, Cl A	103,034	$7,149,236
Zhejiang Huahai Pharmaceutical, Cl A	266,972	862,793
Zhejiang Jiuzhou Pharmaceutical, Cl A	153,100	1,151,179
Zhejiang NHU, Cl A	452,908	2,010,479
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	94,536	938,212
TOTAL CHINA		263,003,224

HONG KONG — 2.2%
Health Care — 2.2%
Sino Biopharmaceutical	6,104,750	5,990,097
TOTAL HONG KONG		5,990,097
TOTAL COMMON STOCK
(Cost $222,649,880)		268,993,321

SHORT-TERM INVESTMENT(B)(C) — 2.3%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%	6,215,997	6,215,997
TOTAL SHORT-TERM INVESTMENT
(Cost $6,215,997)		6,215,997

TOTAL INVESTMENTS — 102.2%
(Cost $228,865,877)		275,209,318
OTHER ASSETS LESS LIABILITIES — (2.2)%		(5,840,438)
NET ASSETS — 100%		$269,368,880

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $5,934,761.
(B)	The rate shown is the 7-day effective yield as of June 30, 2021.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2021 was $6,215,997.

ADR — American Depositary Receipt
Cl — Class

As of June 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-010-0700

51

Schedule of Investments (Unaudited) June 30, 2021

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 88.7%
CHINA — 60.6%
Communications Services — 2.2%
Proven Honour Capital
4.125%, 05/19/2025	$200,000	$210,202

Consumer Discretionary — 4.4%
Fortune Star BVI
6.850%, 07/02/2024	200,000	213,308
GLP China Holdings
4.974%, 02/26/2024	200,000	215,172
		428,480
Financials — 37.2%
Agile Group Holdings
8.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+11.254% ‡	200,000	208,126
Bank of Communications
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.345% ‡	300,000	311,278
Central Plaza Development
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+8.066% ‡	200,000	178,103
CFLD Cayman Investment
8.600%, 04/08/2024	200,000	70,060
China Evergrande Group
9.500%, 03/29/2024	200,000	140,102
China Mengniu Dairy
3.000%, 07/18/2024	200,000	209,884
Chouzhou International Investment
4.000%, 02/18/2025	200,000	203,607
Country Garden Holdings
8.000%, 01/27/2024	200,000	210,248
Easy Tactic
8.625%, 02/27/2024	200,000	177,003
Kaisa Group Holdings
9.375%, 06/30/2024	600,000	566,401
KWG Group Holdings
7.875%, 09/01/2023	200,000	204,000
Poly Real Estate Finance
3.875%, 03/25/2024	200,000	209,913
Ronshine China Holdings
7.350%, 12/15/2023	200,000	188,018
Shimao Group Holdings
6.125%, 02/21/2024	300,000	309,150
Sunac China Holdings
8.350%, 04/19/2023	200,000	207,105

52

Schedule of Investments (Unaudited) June 30, 2021

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Financials — continued
Westwood Group Holdings
5.375%, 10/19/2023	$200,000	$215,315
		3,608,313
Information Technology — 2.2%
Lenovo Group
4.750%, 03/29/2023	200,000	211,005

Materials — 4.2%
Bluestar Finance Holdings
3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.651% ‡	200,000	203,107
CNAC HK Finbridge
3.350%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.194% ‡	200,000	201,757
		404,864
Real Estate — 10.4%
China Aoyuan Group
7.950%, 02/19/2023	200,000	198,104
China SCE Group Holdings
7.000%, 05/02/2025	200,000	202,559
Redsun Properties Group
9.700%, 04/16/2023	200,000	202,605
Shui On Development Holding
6.400%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.627% ‡	200,000	202,261
Well Hope Development
3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.927% ‡	200,000	204,252
		1,009,781
TOTAL CHINA		5,872,645

HONG KONG — 28.1%
Consumer Discretionary — 4.7%
Li & Fung
5.250% ‡	200,000	148,100
Melco Resorts Finance
4.875%, 06/06/2025 (A)	300,000	307,050
		455,150
Financials — 21.2%
AIA Group
3.125%, 03/13/2023	200,000	207,832
Bank of East Asia
5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.257% ‡	250,000	266,995

53

Schedule of Investments (Unaudited) June 30, 2021

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Financials — continued
China CITIC Bank International
7.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.151% ‡	$200,000	$220,006
CMB Wing Lung Bank
6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.948% ‡	250,000	270,006
FWD Group
0.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.865% ‡	300,000	281,995
Nanyang Commercial Bank
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.205% ‡	550,000	552,739
NWD Finance BVI
5.750% ‡	250,000	251,745
		2,051,318
Industrials — 2.2%
Celestial Miles
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+8.205% ‡	200,000	211,924
TOTAL HONG KONG		2,718,392
TOTAL CORPORATE OBLIGATIONS
(Cost $8,692,786)		8,591,037

TOTAL INVESTMENTS — 88.7%
(Cost $8,692,786)		8,591,037
OTHER ASSETS LESS LIABILITIES — 11.3%		1,097,154
NET ASSETS — 100%		$9,688,191

‡	Perpetual security with no stated maturity date.
(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total market value of such securities as of June 30, 2021 was $307,050 and represented 3.2% of the Net Assets of the Fund.

BVI — British Virgin Islands
VAR — Variable Rate

As of June 30, 2021, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-012-0700

54

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡
BRAZIL — 8.8%
Health Care — 8.8%
Diagnosticos da America *	4,400	$54,173
Fleury	2,500	12,914
Hapvida Participacoes e Investimentos	30,300	93,053
Notre Dame Intermedica Participacoes	4,900	82,935
Odontoprev	4,200	10,906
Qualicorp Consultoria e Corretora de Seguros	2,200	12,675
Rede D’Or Sao Luiz *	16,000	220,110
TOTAL BRAZIL		486,766

CHINA — 45.4%
Consumer Discretionary — 2.1%
JD Health International *	8,000	114,656

Consumer Staples — 1.1%
By-health, Cl A	3,600	18,332
DaShenLin Pharmaceutical Group, Cl A	2,040	16,138
Fu Jian Anjoy Foods, Cl A	600	23,590
		58,060

Health Care — 42.2%
3SBio *	6,500	8,035
Aier Eye Hospital Group, Cl A	12,537	137,734
AK Medical Holdings	4,000	7,057
Akeso *	2,000	16,135
Alphamab Oncology *	3,000	9,600
Apeloa Pharmaceutical, Cl A	2,800	12,741
Ascentage Pharma Group International *	600	3,631
BeiGene *	2,900	78,868
Beijing Tiantan Biological Products, Cl A	3,320	17,600
Beijing Wantai Biological Pharmacy Enterprise, Cl A	1,400	56,162
Betta Pharmaceuticals, Cl A	1,000	16,753
BGI Genomics, Cl A	1,000	18,357
Burning Rock Biotech ADR *	175	5,156
CanSino Biologics, Cl H *	400	21,252
Changchun High & New Technology Industry Group, Cl A	900	53,909
China Evergrande New Energy Vehicle Group * (A)	28,000	104,200
China Medical System Holdings	6,000	15,800
China Resources Medical Holdings	3,000	3,643
Chongqing Zhifei Biological Products, Cl A	3,813	110,202
CStone Pharmaceuticals *	3,000	6,606
Everest Medicines *	500	4,974
Gan & Lee Pharmaceuticals, Cl A	1,300	21,445
Genetron Holdings ADR *	210	4,229
Genscript Biotech *	4,000	17,461
Guangzhou Kingmed Diagnostics Group, Cl A	1,100	27,202
Hangzhou Tigermed Consulting, Cl H	300	7,031
Hansoh Pharmaceutical Group	14,000	61,294

55

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Huadong Medicine, Cl A	4,040	$28,771
Hualan Biological Engineering, Cl A	4,390	24,923
Humanwell Healthcare Group, Cl A	4,000	17,502
Hygeia Healthcare Holdings	1,400	18,388
I-Mab ADR *	173	14,523
Immunotech Biopharm *	1,000	2,475
InnoCare Pharma *	3,000	11,029
Innovent Biologics *	3,500	40,810
Intco Medical Technology, Cl A	900	17,385
Jacobio Pharmaceuticals Group *	1,800	5,041
Jiangsu Hengrui Medicine, Cl A	15,319	161,160
Jinxin Fertility Group *	6,000	15,143
JW Cayman Therapeutics *	1,000	3,213
Kangji Medical Holdings (A)	3,000	4,991
Kintor Pharmaceutical *	500	4,056
Legend Biotech ADR *	279	11,453
Lepu Medical Technology Beijing, Cl A	4,122	20,493
Livzon Pharmaceutical Group, Cl H	700	3,448
Microport Cardioflow Medtech *	5,000	10,520
Microport Scientific	5,000	44,844
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	2,340	15,121
Ocumension Therapeutics *	1,500	5,273
Ovctek China, Cl A	1,500	24,041
Peijia Medical *	2,000	9,310
Ping An Healthcare and Technology *	2,800	34,866
Shandong Weigao Group Medical Polymer, Cl H	12,000	28,000
Shanghai Fosun Pharmaceutical Group, Cl H	1,500	12,111
Shanghai Junshi Biosciences, Cl H *	600	4,983
Shanghai Pharmaceuticals Holding, Cl H	2,300	5,023
Shanghai RAAS Blood Products, Cl A	16,700	19,360
Shenzhen Kangtai Biological Products, Cl A	1,600	36,899
Shenzhen Mindray Bio-Medical Electronics, Cl A	2,900	215,474
Shenzhen Salubris Pharmaceuticals, Cl A *	2,400	12,221
Shijiazhuang Yiling Pharmaceutical, Cl A	2,800	12,637
Sihuan Pharmaceutical Holdings Group	22,000	9,405
Simcere Pharmaceutical Group	6,000	10,801
Sinopharm Group, Cl H	3,200	9,519
Topchoice Medical, Cl A *	800	50,891
Venus MedTech Hangzhou, Cl H *	1,000	8,338
Viva Biotech Holdings	4,500	5,760
Walvax Biotechnology, Cl A	3,500	33,424
WuXi AppTec, Cl H	998	23,299
Wuxi Biologics Cayman *	10,281	188,387
Yunnan Baiyao Group, Cl A	2,900	51,942
Zai Lab *	200	35,128
Zhangzhou Pientzehuang Pharmaceutical, Cl A	1,400	97,142

56

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Zhejiang Jiuzhou Pharmaceutical, Cl A	2,000	$15,038
Zhejiang NHU, Cl A	6,120	27,167
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	1,200	11,909
		2,320,714
TOTAL CHINA		2,493,430

HUNGARY — 0.7%
Health Care — 0.7%
Richter Gedeon Nyrt	1,491	39,743
TOTAL HUNGARY		39,743

INDIA — 15.2%
Health Care — 15.2%
Apollo Hospitals Enterprise	1,132	55,128
Aurobindo Pharma	4,657	60,473
Biocon *	9,515	51,774
Cadila Healthcare	8,568	74,372
Cipla	6,379	83,408
Divi’s Laboratories	2,124	125,967
Dr Reddy’s Laboratories	1,340	97,765
Glenmark Pharmaceuticals	2,279	20,008
Laurus Labs	4,254	39,412
Lupin	3,622	55,994
Sun Pharmaceutical Industries	19,068	173,274
TOTAL INDIA		837,575

INDONESIA — 1.1%
Health Care — 1.1%
Kalbe Farma	379,200	36,613
Mitra Keluarga Karyasehat	118,700	22,921
TOTAL INDONESIA		59,534

MALAYSIA — 4.1%
Health Care — 4.1%
Hartalega Holdings	26,400	46,740
IHH Healthcare	72,600	95,657
Supermax	20,780	16,518
Top Glove	64,500	64,787
TOTAL MALAYSIA		223,702

MEXICO — 0.1%
Health Care — 0.1%
Genomma Lab Internacional, Cl B *	7,900	8,162
TOTAL MEXICO		8,162

57

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 1.3%
Health Care — 1.3%
Aspen Pharmacare Holdings *	3,634	$41,253
Life Healthcare Group Holdings *	11,117	17,689
Netcare *	11,005	10,975
TOTAL SOUTH AFRICA		69,917

SOUTH KOREA — 20.6%
Consumer Staples — 0.2%
Kolmar BNH	225	10,010

Health Care — 20.4%
Alteogen *	340	25,270
Boryung Pharmaceutical	429	8,990
Bukwang Pharmaceutical	603	10,843
Cellivery Therapeutics *	134	11,994
Celltrion *	1,010	240,807
Celltrion Healthcare *	1,189	122,157
Celltrion Pharm *	285	39,783
Chong Kun Dang Pharmaceutical	90	10,949
Daewoong	476	19,760
Daewoong Pharmaceutical	88	13,441
DongKook Pharmaceutical	358	8,965
Genexine *	181	14,465
Green Cross	96	28,003
Green Cross Holdings	373	11,295
Hanmi Pharm	95	28,218
Hanmi Science	528	35,867
Hugel *	108	22,978
LegoChem Biosciences *	200	9,448
MedPacto *	150	9,337
Mezzion Pharma *	71	8,619
Osstem Implant	118	11,914
Sam Chun Dang Pharm *	171	8,260
Samsung Biologics *	308	230,012
Seegene	553	40,610
Shin Poong Pharmaceutical	416	31,769
SillaJen *(B)(C)(D)	261	2,804
SK Biopharmaceuticals *	598	65,315
ST Pharm *	147	14,698
Yuhan	549	30,761
Yungjin Pharmaceutical *	1,463	7,613
		1,124,945
TOTAL SOUTH KOREA		1,134,955

58

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Emerging Markets Healthcare Index ETF

	Shares/ Number of Rights	Value
COMMON STOCK — continued
THAILAND — 2.5%
Health Care — 2.5%
Bangkok Chain Hospital	20,500	$14,840
Bangkok Dusit Medical Services, Cl F	124,700	89,488
Bumrungrad Hospital	6,300	25,259
Chularat Hospital	82,800	10,282
TOTAL THAILAND		139,869
TOTAL COMMON STOCK
(Cost $4,899,317)		5,493,653

RIGHTS — 0.0%
SOUTH KOREA — 0.0%
Health Care — 0.0%
Boryung Pharmaceutical, Expires 07/11/2021*	38	176

TOTAL RIGHTS
(Cost $–)		176

SHORT-TERM INVESTMENT(E)(F) — 1.9%
Invesco Government & Agency Portfolio, Cl Institutional, 0.030%	102,745	102,745
TOTAL SHORT-TERM INVESTMENT
(Cost $102,745)		102,745

TOTAL INVESTMENTS — 101.7%
(Cost $5,002,062)		5,596,574
OTHER ASSETS LESS LIABILITIES — (1.7)%		(94,319)
NET ASSETS — 100%		$5,502,255

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at June 30, 2021. The total market value of securities on loan at June 30, 2021 was $97,553.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2021 was $2,804 and represents 0.1% of Net Assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security considered illiquid. The total value of such securities as of June 30, 2021 was $2,804 and represents 0.1% of Net Assets.
(E)	The rate shown is the 7-day effective yield as of June 30, 2021.
(F)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of June 30, 2021 was $102,745.

ADR — American Depositary Receipt
Cl — Class

59

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Emerging Markets Healthcare Index ETF

The following summarizes the market value of the Fund’s investments used as of June 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Brazil	$486,766	$—	—	486,766
China	2,493,430	—	—	2,493,430
Hungary	39,743	—	—	39,743
India	837,575	—	—	837,575
Indonesia	59,534	—	—	59,534
Malaysia	223,702	—	—	223,702
Mexico	8,162	—	—	8,162
South Africa	69,917	—	—	69,917
South Korea
Consumer Staples	10,010	—	—	10,010
Health Care	1,122,141	—	2,804	1,124,945
Thailand	139,869	—	—	139,869
Total Common Stock	5,490,849	—	2,804	5,493,653
Rights	176	—	—	176
Short-Term Investment	102,745	—	—	102,745
Total Investments in Securities	$5,593,770	$—	$2,804	$5,596,574

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-018-0400

60

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 95.6%‡
BRAZIL — 5.4%
Communication Services — 0.1%
Telefonica Brasil	3,200	$26,784

Consumer Discretionary — 0.6%
Lojas Renner	4,750	41,869
Magazine Luiza *	25,600	107,903
		149,772
Consumer Staples — 0.7%
Ambev	30,400	103,416
BRF *	2,400	13,072
JBS	4,800	27,837
Raia Drogasil *	8,000	39,395
		183,720
Energy — 0.6%
Petroleo Brasileiro	24,800	149,704
Ultrapar Participacoes	4,800	17,592
		167,296
Financials — 0.8%
B3 - Brasil Bolsa Balcao	33,600	112,628
Banco Bradesco *	7,898	34,407
Banco do Brasil	5,600	35,858
Banco Santander Brasil	2,400	19,371
BB Seguridade Participacoes	4,000	18,414
		220,678
Industrials — 0.6%
CCR	6,400	17,155
Localiza Rent a Car	3,220	41,069
Rumo *	6,400	24,425
WEG	9,600	64,455
		147,104
Materials — 1.9%
Klabin *	4,000	20,997
Suzano *	3,200	38,142
Vale	19,200	433,333
		492,472
Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo *	1,600	11,664
Equatorial Energia	4,000	19,769
		31,433
TOTAL BRAZIL		1,419,259

61

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
CHILE — 0.6%
Consumer Discretionary — 0.1%
Falabella	4,110	$18,452

Energy — 0.1%
Empresas COPEC	2,144	21,289

Financials — 0.2%
Banco de Chile	138,306	13,770
Banco de Credito e Inversiones	280	11,922
Banco Santander Chile	365,450	18,224
		43,916
Materials — 0.1%
Empresas CMPC	6,941	16,683

Utilities — 0.1%
Enel Americas	156,873	23,226
Enel Chile	154,643	8,973
		32,199
TOTAL CHILE		132,539

COLOMBIA — 0.1%
Energy — 0.1%
Ecopetrol	26,664	19,437

Financials — 0.0%
Bancolombia	1,234	8,725
TOTAL COLOMBIA		28,162

CZECH REPUBLIC — 0.1%
Financials — 0.0%
Komercni banka as *	388	13,656

Utilities — 0.1%
CEZ	828	24,561
TOTAL CZECH REPUBLIC		38,217

EGYPT — 0.1%
Financials — 0.1%
Commercial International Bank Egypt SAE *	7,246	24,086
TOTAL EGYPT		24,086

GREECE — 0.1%
Communication Services — 0.1%
Hellenic Telecommunications Organization	1,328	22,285
TOTAL GREECE		22,285

62

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
HUNGARY — 0.3%
Energy — 0.1%
MOL Hungarian Oil & Gas *	1,984	$15,805

Financials — 0.2%
OTP Bank Nyrt *	1,216	65,544
TOTAL HUNGARY		81,349

INDIA — 14.2%
Communication Services — 0.3%
Bharti Airtel *	12,323	87,146

Consumer Discretionary — 0.9%
Bajaj Auto	448	24,916
Eicher Motors	720	25,874
Mahindra & Mahindra	4,024	42,102
Maruti Suzuki India	680	68,758
Tata Motors *	10,005	45,711
Titan	1,712	39,904
		247,265
Consumer Staples — 1.2%
Dabur India	2,888	22,098
Godrej Consumer Products *	1,984	23,228
Hindustan Unilever	4,998	166,172
ITC	24,011	65,479
Nestle India	128	30,365
		307,342
Energy — 2.2%
Bharat Petroleum	4,176	26,299
Indian Oil	12,008	17,431
Oil & Natural Gas	7,686	12,171
Reliance Industries	18,470	524,468
		580,369
Financials — 3.7%
Axis Bank *	15,208	153,103
Bajaj Finance	1,280	103,596
Bajaj Finserv	208	33,885
Housing Development Finance	10,955	364,810
ICICI Bank	26,852	227,915
Piramal Enterprises	440	14,197
State Bank of India	12,003	67,694
		965,200
Health Care — 0.4%
Aurobindo Pharma	1,440	18,699
Dr Reddy’s Laboratories	624	45,526

63

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Sun Pharmaceutical Industries	5,998	$54,505
		118,730
Industrials — 0.2%
Larsen & Toubro	3,200	64,601

Information Technology — 3.9%
HCL Technologies	7,205	95,333
Infosys ADR	25,267	535,408
Tata Consultancy Services	5,998	269,983
Tech Mahindra	2,544	37,492
Wipro	10,003	73,431
		1,011,647
Materials — 1.1%
Asian Paints	1,696	68,285
Grasim Industries	1,808	36,456
Hindalco Industries	6,526	32,665
JSW Steel	4,736	43,575
UltraTech Cement	640	58,343
UPL	2,984	31,829
Vedanta	7,270	25,709
		296,862
Utilities — 0.3%
GAIL India	11,210	22,569
NTPC	14,417	22,577
Power Grid Corp of India	12,810	40,052
		85,198
TOTAL INDIA		3,764,360

INDONESIA — 2.0%
Communication Services — 0.3%
Telkom Indonesia Persero	367,800	79,901

Consumer Discretionary — 0.2%
Astra International	159,800	54,442

Consumer Staples — 0.1%
Charoen Pokphand Indonesia	50,400	21,724
Unilever Indonesia	52,000	17,752
		39,476
Energy — 0.1%
United Tractors	12,000	16,759

Financials — 1.3%
Bank Central Asia	69,600	144,600
Bank Mandiri Persero	144,000	58,593
Bank Negara Indonesia Persero	53,600	17,115

64

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank Rakyat Indonesia Persero	399,800	$108,636
		328,944
TOTAL INDONESIA		519,522

MALAYSIA — 1.9%
Communication Services — 0.2%
DiGi.Com	24,000	23,875
Maxis	24,000	25,379
		49,254
Consumer Discretionary — 0.1%
Genting	16,000	19,000

Consumer Staples — 0.1%
Sime Darby Plantation	18,400	17,640

Financials — 1.1%
CIMB Group Holdings	64,000	71,068
Hong Leong Bank	4,000	18,037
Malayan Banking	44,816	87,549
Public Bank	104,000	102,960
		279,614
Health Care — 0.1%
IHH Healthcare	16,000	21,082

Materials — 0.2%
Petronas Chemicals Group	24,000	46,595

Utilities — 0.3%
Petronas Gas	4,000	14,935
Tenaga Nasional	29,600	69,802
		84,737
TOTAL MALAYSIA		517,922

MEXICO — 3.1%
Communication Services — 0.8%
America Movil	224,700	169,283
Grupo Televisa	16,000	45,821
		215,104
Consumer Staples — 0.9%
Fomento Economico Mexicano	13,600	114,842
Grupo Bimbo, Ser A	8,800	19,399
Wal-Mart de Mexico	34,200	111,770
		246,011

65

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.5%
Grupo Financiero Banorte, Cl O	17,600	$113,818
Grupo Financiero Inbursa, Cl O *	12,000	11,885
		125,703
Industrials — 0.1%
Grupo Aeroportuario del Pacifico, Cl B *	1,600	17,048
Grupo Aeroportuario del Sureste, Cl B *	1,160	21,434
		38,482
Materials — 0.7%
Cemex *	99,800	84,309
Grupo Mexico	23,200	109,250
		193,559
Real Estate — 0.1%
Fibra Uno Administracion †	22,400	24,222
TOTAL MEXICO		843,081

PERU — 0.8%
Financials — 0.3%
Credicorp *	565	68,427

Materials — 0.5%
Cia de Minas Buenaventura SAA ADR *	4,565	41,313
Southern Copper	1,345	86,511
		127,824
TOTAL PERU		196,251

PHILIPPINES — 1.1%
Financials — 0.1%
BDO Unibank	16,780	38,912

Industrials — 0.5%
Ayala	2,400	39,332
JG Summit Holdings	29,415	37,450
SM Investments	2,400	49,141
		125,923
Real Estate — 0.5%
Ayala Land	79,800	58,933
SM Prime Holdings	112,000	83,745
		142,678
TOTAL PHILIPPINES		307,513

66

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
POLAND — 1.2%
Communication Services — 0.1%
CD Projekt	480	$23,328

Consumer Discretionary — 0.1%
LPP	8	27,045

Energy — 0.2%
Polski Koncern Naftowy ORLEN	2,240	45,177

Financials — 0.6%
Bank Polska Kasa Opieki	1,320	32,246
Powszechna Kasa Oszczednosci Bank Polski *	6,598	65,564
Powszechny Zaklad Ubezpieczen	4,798	46,253
Santander Bank Polska *	256	17,107
		161,170
Materials — 0.2%
KGHM Polska Miedz	920	45,347
TOTAL POLAND		302,067

QATAR — 1.1%
Financials — 0.9%
Masraf Al Rayan QSC	30,027	36,773
Qatar Islamic Bank SAQ	8,805	41,812
Qatar National Bank QPSC	31,216	153,894
		232,479
Industrials — 0.2%
Industries Qatar QSC	14,001	50,951
TOTAL QATAR		283,430

RUSSIA — 5.4%
Communication Services — 0.1%
Mobile TeleSystems PJSC ADR	2,786	25,798

Consumer Discretionary — 0.1%
X5 Retail Group GDR	664	23,264

Consumer Staples — 0.1%
Magnit PJSC GDR	1,936	28,082

Energy — 3.0%
Gazprom PJSC	66,360	255,561
LUKOIL PJSC	2,760	255,282
Novatek PJSC GDR	560	123,480
Rosneft Oil	7,600	59,403
Tatneft PJSC	12,234	88,958
		782,684

67

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.2%
Sberbank of Russia PJSC	73,480	$307,473

Materials — 0.9%
Alrosa PJSC	14,000	25,753
MMC Norilsk Nickel PJSC	496	168,095
Novolipetsk Steel PJSC	6,560	20,632
Severstal PAO	1,120	24,045
		238,525
TOTAL RUSSIA		1,405,826

SOUTH AFRICA — 6.0%
Communication Services — 0.5%
MTN Group *	11,214	81,073
MultiChoice Group	2,272	18,671
Vodacom Group	3,400	30,662
		130,406
Consumer Discretionary — 2.5%
Absa Group *	4,800	45,624
Mr Price Group	1,296	19,108
Naspers, Cl N	2,756	578,693
Woolworths Holdings *	5,260	19,859
		663,284
Consumer Staples — 0.4%
Bid *	2,240	48,570
Clicks Group	1,344	23,126
Shoprite Holdings	2,248	24,472
Tiger Brands	872	12,764
		108,932
Energy — 0.1%
Exxaro Resources	1,392	16,419

Financials — 1.6%
Capitec Bank Holdings	756	89,292
Discovery *	1,952	17,262
FirstRand	29,926	112,316
Nedbank Group *	2,680	32,071
Old Mutual	26,406	24,966
Remgro	2,840	22,793
Sanlam	9,733	41,832
Standard Bank Group	8,807	78,709
		419,241
Industrials — 0.3%
Bidvest Group	1,792	23,903
Sasol *	3,720	56,797
		80,700

68

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.5%
Anglo American Platinum	276	$31,882
AngloGold Ashanti	2,640	49,087
Gold Fields	4,328	38,919
		119,888
Real Estate — 0.1%
Growthpoint Properties †	16,010	16,707
NEPI Rockcastle	2,152	15,255
		31,962
TOTAL SOUTH AFRICA		1,570,832

SOUTH KOREA — 23.3%
Communication Services — 2.8%
Kakao	1,757	254,310
NAVER	1,000	370,732
NCSoft	120	87,377
SK Telecom	104	29,552
		741,971
Consumer Discretionary — 2.5%
Coway	288	20,127
Fila Holdings	256	13,230
Hyundai Mobis	456	118,236
Hyundai Motor	1,000	212,671
Kangwon Land *	648	15,479
Kia	2,000	159,126
LG Electronics	760	110,341
		649,210
Consumer Staples — 1.0%
Amorepacific	284	63,551
E-MART	104	14,776
KT&G	1,125	84,314
LG Household & Health Care	64	100,136
		262,777
Energy — 0.5%
SK Innovation *	424	111,257
S-Oil *	248	22,573
		133,830
Financials — 1.9%
DB Insurance	272	13,236
Hana Financial Group	2,398	98,058
Industrial Bank of Korea	1,392	12,979
KB Financial Group	2,862	141,810
Samsung Fire & Marine Insurance	365	71,467
Samsung Life Insurance	376	26,644
Shinhan Financial Group	3,062	110,391

69

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Woori Financial Group	2,614	$26,577
		501,162
Health Care — 1.0%
Celltrion *	592	141,146
Celltrion Healthcare *	272	27,945
Samsung Biologics *	117	87,375
		256,466
Industrials — 1.3%
Hyundai Engineering & Construction	432	22,364
Hyundai Heavy Industries Holdings	240	15,089
Korea Shipbuilding & Offshore Engineering *	208	24,750
LG	885	80,551
Samsung C&T	777	94,180
Samsung Heavy Industries *	2,390	14,240
SK Holdings	315	79,019
		330,193
Information Technology — 10.4%
LG Display *	1,184	25,759
Samsung Electro-Mechanics	539	84,716
Samsung Electronics	26,790	1,919,773
Samsung SDI	360	223,132
Samsung SDS	184	30,227
SK Hynix	3,750	424,566
		2,708,173
Materials — 1.8%
Hyundai Steel	432	20,600
Korea Zinc	40	15,327
LG Chem	320	241,531
Lotte Chemical	96	22,377
POSCO	544	168,105
		467,940
Utilities — 0.3%
Korea Electric Power	3,394	74,893
TOTAL SOUTH KOREA		6,126,615

TAIWAN — 25.4%
Communication Services — 1.0%
Chunghwa Telecom	32,000	130,929
Far EasTone Telecommunications	21,000	48,689
Taiwan Mobile	21,000	76,877
		256,495

70

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 0.6%
President Chain Store	8,000	$75,513
Uni-President Enterprises	32,000	84,070
		159,583
Energy — 0.1%
Formosa Petrochemical	8,000	30,579

Financials — 4.7%
Cathay Financial Holding	48,000	92,856
Chailease Holding	10,071	73,194
Chang Hwa Commercial Bank	120,243	69,697
China Development Financial Holding	146,000	68,906
CTBC Financial Holding	96,000	78,213
E.Sun Financial Holding	89,094	84,098
First Financial Holding	97,282	79,257
Fubon Financial Holding	48,000	127,311
Hua Nan Financial Holdings	81,567	54,012
Mega Financial Holding	64,000	75,456
Shanghai Commercial & Savings Bank	50,000	81,202
Shin Kong Financial Holding	246,000	84,141
SinoPac Financial Holdings	56,000	27,636
Taishin Financial Holding	156,310	85,553
Taiwan Cooperative Financial Holding	84,365	64,343
Yuanta Financial Holding	95,280	91,818
		1,237,693
Industrials — 0.3%
Far Eastern New Century	70,000	80,395

Information Technology — 16.4%
ASE Technology Holding	26,000	104,513
Asustek Computer	8,000	106,667
AU Optronics	82,000	66,660
Catcher Technology	8,000	52,257
Delta Electronics	16,000	173,997
Hon Hai Precision Industry	88,000	353,737
Innolux	48,000	35,747
Lite-On Technology	35,000	72,355
MediaTek	8,000	276,214
Novatek Microelectronics	8,000	143,275
Pegatron	28,000	69,139
Quanta Computer	24,000	75,370
Taiwan Semiconductor Manufacturing	124,000	2,648,004
United Microelectronics	64,000	121,970
		4,299,905
Materials — 2.3%
Asia Cement	32,000	58,229
China Steel	109,000	154,918
Formosa Chemicals & Fibre	23,000	69,918
Formosa Plastics	32,000	118,295

71

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Nan Ya Plastics	40,000	$119,444
Taiwan Cement	40,370	73,894
		594,698
TOTAL TAIWAN		6,659,348

THAILAND — 2.0%
Communication Services — 0.2%
Advanced Info Service	8,000	42,683

Consumer Staples — 0.3%
CP ALL	40,000	74,883

Energy — 0.5%
PTT	84,000	102,871
PTT Exploration & Production	11,200	40,886
		143,757
Financials — 0.2%
Siam Commercial Bank	14,400	44,031

Health Care — 0.1%
Bangkok Dusit Medical Services, Cl F	28,000	20,093

Industrials — 0.3%
Airports of Thailand	34,400	66,546

Materials — 0.3%
PTT Global Chemical	18,400	33,872
Siam Cement	3,200	43,133
		77,005
Real Estate — 0.1%
Central Pattana	10,400	17,036
TOTAL THAILAND		486,034

TURKEY — 0.4%
Consumer Staples — 0.1%
BIM Birlesik Magazalar	5,598	40,048

Energy — 0.1%
Turkiye Petrol Rafinerileri *	1,600	17,450

Financials — 0.2%
Akbank	40,008	24,316
Turkiye Garanti Bankasi	32,012	30,584
		54,900
TOTAL TURKEY		112,398

72

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
UNITED ARAB EMIRATES — 0.6%
Communication Services — 0.2%
Emirates Telecommunications Group PJSC	9,325	$55,851
Financials — 0.3%
Abu Dhabi Commercial Bank PJSC	11,141	20,837
First Abu Dhabi Bank PJSC	15,211	69,157
		89,994
Real Estate — 0.1%
Emaar Properties PJSC	18,822	21,317
TOTAL UNITED ARAB EMIRATES		167,162
TOTAL COMMON STOCK
(Cost $23,832,795)		25,008,258

PREFERRED STOCK (A) — 4.2%
BRAZIL — 2.5%
Consumer Discretionary — 0.1%
Lojas Americanas*	4,000	17,202
Energy — 0.6%
Petroleo Brasileiro	27,200	159,530
Financials — 1.6%
Banco Bradesco*	33,374	171,132
Itau Unibanco Holding	31,200	185,291
Itausa	28,800	63,995
		420,418
Materials — 0.1%
Gerdau	5,600	33,045
Utilities — 0.1%
Cia Energetica de Minas Gerais	5,381	13,007
TOTAL BRAZIL		643,202

CHILE — 0.1%
Materials — 0.1%
Sociedad Quimica y Minera de Chile	666	31,648

COLOMBIA — 0.1%
Financials — 0.1%
Bancolombia	2,456	17,641

RUSSIA — 0.1%
Energy — 0.1%
Surgutneftegas PJSC	37,600	23,843

73

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
PREFERRED STOCK — continued
SOUTH KOREA — 1.4%
Information Technology — 1.4%
Samsung Electronics	5,596	$366,226
TOTAL PREFERRED STOCK
(Cost $1,005,672)		1,082,560

TOTAL INVESTMENTS — 99.8%
(Cost $24,838,467)		26,090,818
OTHER ASSETS LESS LIABILITIES — 0.2%		61,379
NET ASSETS — 100%		$26,152,197

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Currently, no stated interest rate.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint-Stock Company
Ser — Series

74

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI Emerging Markets ex China Index ETF

As of June 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-014-0500

75

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — 99.5%‡
CHINA — 98.4%
Communication Services — 8.3%
Tencent Holdings	15,300	$1,150,576
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	1,600	5,948
		1,156,524
Consumer Discretionary — 42.3%
Alibaba Group Holding *	43,336	1,227,672
Baozun ADR *	764	27,076
BYD, Cl A	1,401	54,428
BYD, Cl H	10,000	299,001
Changzhou Xingyu Automotive Lighting Systems, Cl A	200	6,987
China East Education Holdings	7,000	10,997
China Education Group Holdings	9,000	20,073
China Tourism Group Duty Free, Cl A	1,400	65,029
Chongqing Changan Automobile, Cl A	3,200	13,016
Dongfeng Motor Group, Cl H	32,000	28,762
Fuyao Glass Industry Group, Cl A	1,400	12,102
Fuyao Glass Industry Group, Cl H	7,200	50,714
Geely Automobile Holdings	72,000	226,685
Great Wall Motor, Cl A	1,500	10,120
Great Wall Motor, Cl H	40,000	129,284
Guangdong Xinbao Electrical Appliances Holdings, Cl A	600	2,438
Guangzhou Automobile Group, Cl H	36,000	32,311
Hangzhou Robam Appliances, Cl A	700	5,038
HengTen Networks Group *	36,000	28,788
Joyoung, Cl A	500	2,514
Kuang-Chi Technologies, Cl A *	1,500	4,831
Li Auto ADR *	5,899	206,111
Li Ning	27,500	335,701
Liaoning Cheng Da, Cl A	1,100	3,543
Meituan, Cl B *	30,900	1,274,859
Minth Group	10,000	47,516
NIO ADR *	13,019	692,611
Shenzhen Overseas Chinese Town, Cl A	6,000	6,909
Shenzhou International Group Holdings	10,100	255,041
Suning.com, Cl A *(A)(B)(C)	6,900	5,927
TCL Technology Group, Cl A	10,500	12,433
Tongcheng-Elong Holdings *	11,600	29,038
Topsports International Holdings	19,000	31,121
Vipshop Holdings ADR *	5,634	113,131
Weifu High-Technology Group, Cl A	700	2,257
Wuchan Zhongda Group, Cl A	3,500	4,263
Xiamen Intretech, Cl A	400	2,409
XPeng ADR *	4,010	178,124
Yadea Group Holdings	14,000	30,106

76

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Yum China Holdings	5,249	$347,746
Zhongsheng Group Holdings	7,000	58,229
		5,894,941
Consumer Staples — 3.3%
Angel Yeast, Cl A	700	5,892
By-health, Cl A	1,300	6,620
China Feihe	46,000	99,276
China Mengniu Dairy	39,000	235,782
Dali Foods Group	25,500	15,203
Fu Jian Anjoy Foods, Cl A	200	7,863
Inner Mongolia Yili Industrial Group, Cl A	4,500	25,652
Uni-President China Holdings	16,000	17,657
Want Want China Holdings	61,000	43,202
		457,147
Energy — 0.0%
Offshore Oil Engineering, Cl A	3,300	2,298
Yantai Jereh Oilfield Services Group, Cl A	700	4,843
		7,141
Financials — 14.0%
China Construction Bank, Cl A	7,100	7,308
China Construction Bank, Cl H	1,199,000	943,347
China Merchants Bank, Cl H	47,500	405,220
Huaxia Bank, Cl A	9,600	9,197
Industrial Bank, Cl A	15,200	48,347
Ping An Insurance Group of China, Cl A	5,000	49,746
Ping An Insurance Group of China, Cl H	49,500	484,747
		1,947,912
Health Care — 12.0%
3SBio *	16,000	19,779
Alibaba Health Information Technology *	12,000	26,609
CanSino Biologics, Cl A *	200	24,076
CanSino Biologics, Cl H *	1,000	53,130
China Medical System Holdings	17,000	44,767
China National Medicines, Cl A	600	3,070
China Resources Pharmaceutical Group	19,000	11,842
China Resources Sanjiu Medical & Pharmaceutical, Cl A	800	3,312
CSPC Pharmaceutical Group	109,800	158,920
Genscript Biotech *	14,000	61,114
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	1,100	5,763
Guangzhou Kingmed Diagnostics Group, Cl A	400	9,892
Hansoh Pharmaceutical Group	16,000	70,050
Hutchmed China ADR *	866	34,008
Jafron Biomedical, Cl A	600	8,020
Jinxin Fertility Group *	16,000	40,382
Microport Scientific	7,000	62,781

77

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Ovctek China, Cl A	680	$10,899
Pharmaron Beijing, Cl A	500	16,793
Pharmaron Beijing, Cl H	1,700	45,314
Shandong Weigao Group Medical Polymer, Cl H	32,000	74,665
Shanghai Fosun Pharmaceutical Group, Cl A	1,300	14,513
Shanghai Fosun Pharmaceutical Group, Cl H	6,000	48,443
Shanghai Pharmaceuticals Holding, Cl A	1,400	4,579
Shanghai Pharmaceuticals Holding, Cl H	9,500	20,747
Topchoice Medical, Cl A *	300	19,084
WuXi AppTec, Cl A	1,920	46,535
WuXi AppTec, Cl H	4,200	98,052
Wuxi Biologics Cayman *	34,000	623,010
Yunnan Baiyao Group, Cl A	900	16,120
Zhejiang Jiuzhou Pharmaceutical, Cl A	600	4,511
		1,680,780
Industrials — 7.0%
51job ADR *	378	29,397
Air China, Cl A *	5,300	6,382
Air China, Cl H *	22,000	16,176
A-Living Smart City Services, Cl H	7,250	36,083
China Conch Venture Holdings	20,500	86,320
China Eastern Airlines, Cl A *	8,300	6,526
China Everbright Environment Group	45,000	25,496
China Lesso Group Holdings	13,000	32,074
CITIC	72,000	77,601
Contemporary Amperex Technology, Cl A	1,800	148,996
Country Garden Services Holdings	18,000	194,467
Eve Energy, Cl A	1,500	24,129
Ever Sunshine Lifestyle Services Group	8,000	19,861
Fosun International	30,500	43,909
Gotion High-tech, Cl A *	1,000	6,742
Greentown Service Group	18,000	27,953
Jiangsu Zhongtian Technology, Cl A	2,200	3,405
NARI Technology, Cl A	4,080	14,676
Shanghai Electric Group, Cl A	7,900	5,185
Shanghai M&G Stationery, Cl A	800	10,470
Shenzhen Inovance Technology, Cl A	1,950	22,413
Shenzhen International Holdings	15,000	20,745
Sinotrans, Cl A	3,300	2,579
Sinotruk Hong Kong	8,500	18,213
Sungrow Power Supply, Cl A	1,100	19,590
Xinjiang Goldwind Science & Technology, Cl A	2,600	4,894
Xinjiang Goldwind Science & Technology, Cl H	9,800	15,320
Yutong Bus, Cl A	1,600	3,093
Zhejiang Chint Electrics, Cl A	1,600	8,266
Zhejiang Expressway, Cl H	18,000	16,016
Zhejiang Weixing New Building Materials, Cl A	1,200	3,839

78

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zoomlion Heavy Industry Science and Technology	15,800	$16,541
Zoomlion Heavy Industry Science and Technology, Cl A	5,100	7,294
		974,651
Information Technology — 3.2%
360 Security Technology, Cl A *	3,600	6,803
AAC Technologies Holdings	9,000	67,333
GoerTek, Cl A	2,700	17,861
Kingdee International Software Group *	33,000	111,971
Lenovo Group	88,000	101,192
Unisplendour, Cl A	2,151	7,285
Xinyi Solar Holdings	60,000	129,490
		441,935
Materials — 1.0%
BBMG, Cl A	6,200	2,582
China Jushi, Cl A	2,986	7,168
China Molybdenum, Cl A	13,200	10,542
China Molybdenum, Cl H	42,000	24,932
Ganfeng Lithium, Cl A	800	14,994
Ganfeng Lithium, Cl H	2,000	29,874
GEM, Cl A	3,500	5,065
Lee & Man Paper Manufacturing	17,000	12,938
Shandong Sinocera Functional Material, Cl A	700	5,282
Skshu Paint, Cl A	340	9,262
Transfar Zhilian, Cl A	2,500	2,983
Zhejiang Huayou Cobalt, Cl A	1,000	17,676
		143,298
Real Estate — 4.4%
China Aoyuan Group	14,000	11,808
China Jinmao Holdings Group	68,000	22,766
China Merchants Property Operation & Service, Cl A	800	2,127
China Merchants Shekou Industrial Zone Holdings, Cl A	5,800	9,830
China Overseas Land & Investment	47,000	106,760
China Vanke, Cl A	7,100	26,165
China Vanke, Cl H	20,700	64,772
CIFI Holdings Group	40,000	31,214
Greenland Holdings, Cl A	6,000	5,061
Guangzhou R&F Properties	20,800	23,731
Hopson Development Holdings	7,900	36,215
Jinke Properties Group, Cl A	4,000	3,585
Kaisa Group Holdings	33,000	12,493
KWG Group Holdings	15,500	20,757
Logan Group	17,000	25,437
Longfor Group Holdings	22,500	126,033
Poly Developments and Holdings Group, Cl A	8,700	16,213
Poly Property Services, Cl H	1,600	10,858
Shenzhen Investment	34,000	10,464

79

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI China ESG Leaders ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Shimao Group Holdings	15,000	$36,776
Zhenro Properties Group	16,000	8,942
		612,007
Utilities — 2.9%
Beijing Enterprises Water Group	58,000	21,958
China Gas Holdings	38,000	115,969
China Resources Gas Group	12,000	72,008
ENN Energy Holdings	9,800	186,514
Sichuan Chuantou Energy, Cl A	2,800	5,343
		401,792
TOTAL CHINA		13,718,128

HONG KONG — 1.0%
Consumer Staples — 0.1%
Vinda International Holdings	5,000	15,388
Health Care — 0.9%
Sino Biopharmaceutical	129,000	126,577
TOTAL HONG KONG		141,965

SINGAPORE — 0.1%
Industrials — 0.1%
BOC Aviation	2,700	22,773
TOTAL SINGAPORE		22,773
TOTAL COMMON STOCK
(Cost $12,430,518)		13,882,866

TOTAL INVESTMENTS — 99.5%
(Cost $12,430,518)		13,882,866
OTHER ASSETS LESS LIABILITIES — 0.5%		62,858
NET ASSETS — 100%		$13,945,724

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2021 was $5,927 and represents 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of June 30, 2021 was $5,927 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

80

Schedule of Investments (Unaudited) June 30, 2021

KraneShares MSCI China ESG Leaders ETF

The following summarizes the market value of the Fund’s investments used as of June 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$1,156,524	$—	$—	$1,156,524
Consumer Discretionary	5,889,014	—	5,927	5,894,941
Consumer Staples	457,147	—	—	457,147
Energy	7,141	—	—	7,141
Financials	1,947,912	—	—	1,947,912
Health Care	1,680,780	—	—	1,680,780
Industrials	974,651	—	—	974,651
Information Technology	441,935	—	—	441,935
Materials	143,298	—	—	143,298
Real Estate	612,007	—	—	612,007
Utilities	401,792	—	—	401,792
Hong Kong	141,965	—	—	141,965
Singapore	22,773	—	—	22,773
Total Common Stock	13,876,939	—	5,927	13,882,866
Total Investments in Securities	$13,876,939	$—	$5,927	$13,882,866

^ A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-021-0100

81

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Global Carbon ETF

	Shares	Value
EXCHANGE - TRADED FUND — 1.1%
Schwab Short-Term U.S. Treasury ETF ‡	109,950	$5,631,639
TOTAL EXCHANGE - TRADED FUND
(Cost $5,654,285)		5,631,639

TOTAL INVESTMENTS — 1.1%
(Cost $5,654,285)		5,631,639
OTHER ASSETS LESS LIABILITIES — 98.9%		508,031,944
NET ASSETS — 100%		$513,663,583

A list of the open futures contracts held by the Fund at June 30, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
RGGI Vintage 2021^	4,108	Dec-2021	$33,384,728	$34,918,000	$1,533,272
CA Carbon 2021^	3,429	Dec-2021	67,009,786	75,712,320	8,702,534
CA Carbon 2021^	812	Dec-2022	16,698,033	18,846,520	2,148,487
Euro 2021^	55	Sep-2021	8,386,812	8,157,188	(229,625)
ICE ECX Emission 2021^	5,278	Dec-2021	301,670,888	352,830,582	56,099,427
ICE ECX Emission 2022^	439	Dec-2022	25,322,095	29,560,292	4,651,366
			$452,472,342	$520,024,902	$72,905,461

^	Security is held by the KFA Global Carbon Subsidiary, Ltd. as of June 30, 2021.
‡	For financial information on the Schwab Short-Term U.S. Treasury ETF, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

CA — California
ECX — European Climate Exchange
ETF — Exchange-Traded Fund
ICE — Intercontinental Exchange
RGGI — Regional Greenhouse Gas Initiative

The following summarizes the market value of the Fund’s investments and other financial instruments used as of June 30, 2021, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$5,631,639	$—	$—	$5,631,639
Total Investments in Securities	$5,631,639	$—	$—	$5,631,639

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$73,135,086	$—	$—	$73,135,086
Unrealized Depreciation	(229,625)	—	—	(229,625)
Total Other Financial Instruments	$72,905,461	$—	$—	$72,905,461

* Futures are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

KRS-QH-020-0100

82

Schedule of Investments (Unaudited) June 30, 2021

KraneShares CICC China 5G And Semiconductor Index ETF

	Shares	Value
COMMON STOCK — 100.0%‡
CHINA — 100.0%
Information Technology — 100.0%
Advanced Micro-Fabrication Equipment China, Cl A *	114,988	$2,952,987
Avary Holding Shenzhen, Cl A	563,285	3,128,174
BOE Technology Group, Cl A	9,207,730	8,892,984
BYD Electronic International	587,000	3,854,955
Chaozhou Three-Circle Group, Cl A	429,164	2,817,762
Foxconn Industrial Internet, Cl A	5,343,174	10,263,168
GDS Holdings ADR *	37,774	2,964,881
Gigadevice Semiconductor Beijing, Cl A	97,160	2,825,691
GoerTek, Cl A	781,722	5,171,270
Guangzhou Shiyuan Electronic Technology, Cl A	180,823	3,478,566
Hua Hong Semiconductor *	339,000	1,872,699
JCET Group, Cl A	405,321	2,363,852
Lingyi iTech Guangdong, Cl A	1,754,977	2,496,303
Luxshare Precision Industry, Cl A	1,569,005	11,171,012
Maxscend Microelectronics, Cl A	40,593	3,377,069
Montage Technology, Cl A	287,773	2,778,470
National Silicon Industry Group, Cl A *	577,092	2,606,398
NAURA Technology Group, Cl A	94,218	4,045,008
Sanan Optoelectronics, Cl A	1,068,609	5,300,993
Shenzhen Goodix Technology, Cl A	121,998	2,447,759
Shenzhen Transsion Holdings, Cl A	185,497	6,014,939
Sunny Optical Technology Group	240,700	7,606,093
Unigroup Guoxin Microelectronics, Cl A	151,800	3,622,750
Will Semiconductor Shanghai, Cl A	239,071	11,914,974
Wingtech Technology, Cl A	318,455	4,776,197
Xiaomi, Cl B *	4,106,800	14,278,360
Yealink Network Technology, Cl A	217,080	2,815,621
Zhejiang Dahua Technology, Cl A	894,400	2,920,953
Zhejiang Jingsheng Mechanical & Electrical, Cl A	318,320	2,488,087
ZTE, Cl H	1,869,000	5,836,225
TOTAL CHINA		147,084,200
TOTAL COMMON STOCK
(Cost $130,840,516)		147,084,200

TOTAL INVESTMENTS — 100.0%
(Cost $130,840,516)		147,084,200
OTHER ASSETS LESS LIABILITIES — 0.0%		(35,242)
NET ASSETS — 100%		$147,048,958

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

83

Schedule of Investments (Unaudited) June 30, 2021

KraneShares CICC China 5G And Semiconductor Index ETF

As of June 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-022-0100

84

Schedule of Investments (Unaudited) June 30, 2021

KraneShares CICC China Consumer Leaders Index ETF

	Shares	Value
COMMON STOCK — 99.7%‡
CHINA — 99.7%
Consumer Discretionary — 39.1%
ANTA Sports Products	115,000	$2,706,980
China Tourism Group Duty Free, Cl A	57,200	2,656,883
Ecovacs Robotics, Cl A	57,133	2,016,901
Gree Electric Appliances of Zhuhai, Cl A	345,000	2,782,064
Haidilao International Holding	105,000	552,998
Haier Smart Home, Cl A	383,000	1,535,948
Hangzhou Robam Appliances, Cl A	48,300	347,624
Hisense Home Appliances Group, Cl H	36,000	49,694
Li Ning	196,000	2,392,629
Midea Group, Cl A	299,065	3,303,632
Oppein Home Group, Cl A	26,900	591,056
Yum China Holdings	37,835	2,506,569
Zhejiang Supor, Cl A	37,000	365,313
		21,808,291
Consumer Staples — 60.6%
China Mengniu Dairy	279,000	1,686,750
Chongqing Brewery, Cl A *	21,200	649,534
Dali Foods Group	272,500	162,465
Foshan Haitian Flavouring & Food, Cl A	114,510	2,285,468
Henan Shuanghui Investment & Development, Cl A	297,235	1,462,977
Hengan International Group	71,000	475,415
Inner Mongolia Yili Industrial Group, Cl A	447,300	2,549,828
Jiangsu King’s Luck Brewery JSC, Cl A	75,200	630,386
Jiangsu Yanghe Brewery Joint-Stock, Cl A	90,000	2,886,308
Kweichow Moutai, Cl A	26,100	8,308,484
Luzhou Laojiao, Cl A	73,700	2,691,407
Muyuan Foods, Cl A	209,592	1,973,020
Shanxi Xinghuacun Fen Wine Factory, Cl A	26,500	1,837,529
Sichuan Swellfun, Cl A	19,500	381,347
Want Want China Holdings	687,000	486,553
Wuliangye Yibin, Cl A	115,600	5,329,962
		33,797,433
TOTAL CHINA		55,605,724
TOTAL COMMON STOCK
(Cost $55,644,265)		55,605,724

TOTAL INVESTMENTS — 99.7%
(Cost $55,644,265)		55,605,724
OTHER ASSETS LESS LIABILITIES — 0.3%		157,892
NET ASSETS — 100%		$55,763,616

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

85

Schedule of Investments (Unaudited) June 30, 2021

KraneShares CICC China Consumer Leaders Index ETF

Cl — Class
JSC — Joint-Stock Company

As of June 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-023-0100

86

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Hang Seng TECH Index ETF

	Shares	Value
COMMON STOCK — 98.2%‡
CHINA — 96.3%
Communication Services — 23.6%
Autohome, Cl A *	600	$9,851
Baidu, Cl A *	2,050	52,637
Bilibili, Cl Z *	380	46,779
China Literature *	5,000	55,596
Kuaishou Technology, Cl B *	7,600	190,640
NetEase	3,200	72,481
Tencent Holdings	2,300	172,962
		600,946
Consumer Discretionary — 30.8%
Alibaba Group Holding *	7,400	209,636
Haier Smart Home, Cl H	22,400	78,168
JD Health International *	8,100	116,089
JD.com, Cl A *	3,000	117,978
Koolearn Technology Holding *	10,500	13,156
Meituan, Cl B *	5,200	214,539
Tongcheng-Elong Holdings *	14,000	35,046
		784,612
Financials — 1.9%
ZhongAn Online P&C Insurance, Cl H *	8,300	46,973
Health Care — 5.7%
Alibaba Health Information Technology *	44,000	97,566
Ping An Healthcare and Technology *	3,900	48,562
		146,128
Information Technology — 34.3%
AAC Technologies Holdings	7,500	56,111
BYD Electronic International	8,500	55,821
GDS Holdings, Cl A *	2,800	27,727
Hua Hong Semiconductor *	7,000	38,669
Kingdee International Software Group *	24,000	81,434
Kingsoft	8,600	51,550
Lenovo Group	68,000	78,194
Ming Yuan Cloud Group Holdings	9,000	44,676
Sunny Optical Technology Group	6,400	202,239
Weimob *	22,000	48,500
Xiaomi, Cl B *	54,600	189,831
		874,752
TOTAL CHINA		2,453,411

87

Schedule of Investments (Unaudited) June 30, 2021

KraneShares Hang Seng TECH Index ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 1.9%
Information Technology — 1.9%
ASM Pacific Technology	3,500	$47,412
TOTAL HONG KONG		47,412
TOTAL COMMON STOCK
(Cost $2,455,822)		2,500,823

TOTAL INVESTMENTS — 98.2%
(Cost $2,455,822)		2,500,823
OTHER ASSETS LESS LIABILITIES — 1.8%		47,071
NET ASSETS — 100%		$2,547,894

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

As of June 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

KRS-QH-028-0100

88

Schedule of Investments (Unaudited) June 30, 2021

KraneShares SSE STAR Market 50 Index ETF

	Shares	Value
COMMON STOCK — 99.5%‡
CHINA — 99.5%
Consumer Discretionary — 7.7%
Autel Intelligent Technology, Cl A	208,067	$2,801,450
Beijing Roborock Technology, Cl A	30,821	6,015,506
Ninebot *	73,035	962,217
		9,779,173
Health Care — 20.3%
Bloomage Biotechnology, Cl A	83,228	3,579,364
BrightGene Bio-Medical Technology, Cl A	236,967	1,533,481
CanSino Biologics, Cl A *	39,803	4,791,564
Micro-Tech Nanjing, Cl A	46,238	2,230,654
Qingdao Haier Biomedical, Cl A	146,603	2,384,822
Sansure Biotech, Cl A	41,610	640,491
Shanghai Haohai Biological Technology, Cl A	47,788	1,548,098
Shanghai Junshi Biosciences, Cl A *	87,703	1,102,388
Shanghai MicroPort Endovascular MedTech, Cl A	33,282	2,341,848
Shanghai Shen Lian Biomedical, Cl A	189,436	399,053
Shenzhen Chipscreen Biosciences, Cl A *	284,364	2,032,979
Shenzhen Lifotronic Technology, Cl A	195,214	926,389
Suzhou Zelgen Biopharmaceutical *	166,456	1,821,758
Xiamen Amoytop Biotech, Cl A	94,045	525,476
		25,858,365
Industrials — 8.9%
Farasis Energy Gan Zhou, Cl A *	185,643	984,698
Guangdong Jia Yuan Technology Shares, Cl A	186,817	2,630,130
Ningbo Ronbay New Energy Technology, Cl A	310,285	5,820,680
Zhejiang HangKe Technology, Cl A	139,651	1,837,271
		11,272,779
Information Technology — 56.9%
Advanced Micro-Fabrication Equipment China, Cl A *	309,134	7,938,819
Amlogic Shanghai, Cl A	237,615	4,126,454
Anji Microelectronics Technology Shanghai, Cl A	30,695	1,477,537
Appotronics, Cl A	209,344	1,356,993
Arcsoft, Cl A	234,654	2,024,805
Beijing Kingsoft Office Software, Cl A	209,508	12,802,303
Cambricon Technologies *	41,628	890,439
China Railway Signal & Communication, Cl A	2,989,607	2,632,914
China Resources Microelectronics, Cl A	305,192	4,299,523
DBAPP Security, Cl A	51,372	2,003,721
Espressif Systems Shanghai, Cl A	46,304	1,672,888
Guangzhou Fangbang Electronics, Cl A	36,992	532,306
Montage Technology, Cl A	522,959	5,049,209
National Silicon Industry Group, Cl A *	573,408	2,589,759
Piesat Information Technology, Cl A	115,350	735,393
Qi An Xin Technology Group, Cl A *	86,414	1,234,648
Raytron Technology, Cl A	257,200	3,974,133

89

Schedule of Investments (Unaudited) June 30, 2021

KraneShares SSE STAR Market 50 Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Shanghai Bright Power Semiconductor, Cl A	21,508	$1,116,072
Shanghai Friendess Electronic Technology, Cl A	34,781	2,347,139
Shenzhen Transsion Holdings, Cl A	277,425	8,995,804
Suzhou HYC Technology, Cl A	45,626	268,070
Trina Solar, Cl A	358,579	1,573,433
UCloud Technology, Cl A	244,211	1,483,595
Verisilicon Microelectronics Shanghai, Cl A *	56,454	681,291
Willfar Information Technology, Cl A	115,594	477,702
		72,284,950
Materials — 5.7%
Cathay Biotech, Cl A	48,167	781,977
Jiangsu Cnano Technology, Cl A	214,407	3,915,897
Western Superconducting Technologies, Cl A	255,039	2,560,713
		7,258,587
TOTAL CHINA		126,453,854
TOTAL COMMON STOCK
(Cost $107,934,174)		126,453,854

TOTAL INVESTMENTS — 99.5%
(Cost $107,934,174)		126,453,854
OTHER ASSETS LESS LIABILITIES — 0.5%		686,262
NET ASSETS — 100%		$127,140,116

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

As of June 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended June 30, 2021, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-024-0100

90